UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: August 31

Date of reporting period: August 31, 2019

Item 1. Reports to Stockholders.

Annual Report
August 31, 2019
SSGA Funds
State Street S&P 500 Index Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-647-7327. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

State Street S&P 500 Index Fund
Management's Discussion of Fund Performance (Unaudited)
The State Street S&P 500 Index Fund (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the S&P 500® Index (the “Index”).
For the 12-month period ended August 31, 2019 (the “Reporting Period”), the total return for the Fund was 2.71%, and the Index was 2.92%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, managing cash inflows to and outflows from the Fund, and small security misweights contributed to the difference between the Fund’s performance and that of the Index.
The performance throughout the Reporting Period was quite volatile. Eight of the twelve months posted positive returns, but the swings from month to month were very large in many cases. During the first few months of this Reporting Period (calendar Q4 of 2018), US equities exhibited their worst quarterly performance since 2011. Although volatility prevailed during the entirety of the quarter, October and December were particularly vicious. Both months started out with building optimism based on improved outlooks for trade deals. In October, the United States, Canada and Mexico came to terms on a trade agreement which briefly lifted spirits. Meanwhile, December’s arrival was met with a trade truce between the United States and China based on discussions at the G20 meeting in Argentina. However, a host of factors relating to rising interest rates, economic growth concerns and systematic or algorithmic trading strategies stifled those short-lived rallies and sent the Index down 13.5% for the quarter.
The Index started 2019 just above 2,500 in terms of price index levels. The progression of both economic data points and earnings releases provided a reasonable amount of fodder for both bulls and bears to latch onto, but a temporary measure to end the US government shutdown and a dovish turn from the Federal Reserve helped the Index eclipse 2,700 by the end of January. Investors were especially receptive to communication from the January 30 Federal Open Market Committee (FOMC) Meeting, which suggested the Federal Reserve would be patient in raising policy interest rates and also that the pace of balance sheet normalization might also be more flexible in the future. Following January’s surge, US equities continued to make steady progress, albeit at a decelerating pace for the balance of the first calendar quarter.
April marked another solid month for growth assets as investors embraced optimism about trade policy between the United States and China, and earnings results continued to outpace analyst estimates. The Index closed the month at a new all-time high. But as quickly as the monthly calendar turned, investors were met with increasingly uncomfortable developments. On the very first day of May, Federal Reserve (Fed) Chair Jerome Powell pushed back on market expectations for interest rate cuts noting that recent low levels of inflation were likely transitory. From there, trade conflict between the United States and the rest of the world took center stage; battering equity markets while flattering bonds. As May turned to June, liquidity-driven animal spirits returned and sent the Index to new all-time highs. June and July posted moderate returns, leaving the calendar-year-to-date return over 18% through the end of August.
Throughout the Reporting Period, the performance of the sectors were quite varied as well, ranging from –20.13% to +21.18%. The top performing sectors were Utilities, Real Estate and Consumer Staples. The bottom performing sectors were Energy, Financials and Materials.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were: Microsoft Corporation, Proctor & Gamble Company, and Visa Inc. The top negative contributors to the Fund’s performance during the Reporting Period were: Apple Inc. Amazon.com Inc. and NVIDIA Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street S&P 500 Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Past performance is not a guarantee of future results.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Line graph is based on cumulative total return.
Average Annual Total Returns as of August 31, 2019

	Total Return One Year Ended August 31, 2019	Average Annual Total Return Five Years Ended August 31, 2019	Average Annual Total Return Ten Years Ended August 31, 2019
State Street S&P 500 Index Fund	2.71%	9.93%	13.27%
S&P 500® Index(1)	2.92%	10.11%	13.45%

(1)	The S&P 500® Index is composed of 500 common stocks which are chosen by Standard & Poor’s Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the State Street S&P 500 Index Fund as stated in the Fees and Expenses table of the most recent prospectus is 0.20%.
“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of Standard & Poor’s Corporation and have been licensed for use by the SSGA Funds. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Product.
Performance data reflects an expense limitation currently in effect, without which returns would have been lower.
See accompanying notes to financial statements.
2

State Street S&P 500 Index Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of August 31, 2019

Description	% of Net Assets
Microsoft Corp.	4.3%
Apple, Inc.	3.7
Amazon.com, Inc.	3.0
Facebook, Inc.	1.8
Berkshire Hathaway, Inc.	1.6
TOTAL	14.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of August 31, 2019

% of Net Assets
Software	6.7%
IT Services	5.6
Banks	5.2
Interactive Media & Services	4.8
Pharmaceuticals	4.2
Technology Hardware, Storage & Peripherals	4.1
Semiconductors & Semiconductor Equipment	4.0
Oil, Gas & Consumable Fuels	4.0
Health Care Equipment & Supplies	3.7
Internet & Direct Marketing Retail	3.6
Equity Real Estate Investment Trusts (REITs)	3.1
Capital Markets	2.6
Aerospace & Defense	2.6
Insurance	2.5
Specialty Retail	2.5
Health Care Providers & Services	2.4
Diversified Telecommunication Services	2.2
Biotechnology	2.2
Hotels, Restaurants & Leisure	2.1
Electric Utilities	2.0
Beverages	1.9
Chemicals	1.9
Household Products	1.9
Entertainment	1.9
Food & Staples Retailing	1.6
Machinery	1.6
Diversified Financial Services	1.6
Industrial Conglomerates	1.4
Media	1.4
Multi-Utilities	1.2
Life Sciences Tools & Services	1.1
Food Products	1.1
Communications Equipment	0.9
Road & Rail	0.9
Tobacco	0.8
Consumer Finance	0.7
Air Freight & Logistics	0.6
Electrical Equipment	0.5
Commercial Services & Supplies	0.5
Multiline Retail	0.5
Textiles, Apparel & Luxury Goods	0.5
Electronic Equipment, Instruments & Components	0.4
Energy Equipment & Services	0.4
Containers & Packaging	0.3
Airlines	0.3
Professional Services	0.3
Metals & Mining	0.3
Automobiles	0.3
Building Products	0.2
Personal Products	0.2
Construction Materials	0.2
Trading Companies & Distributors	0.2
Household Durables	0.2
Water Utilities	0.1
Gas Utilities	0.1
Real Estate Management & Development	0.1
Health Care Technology	0.1
Wireless Telecommunication Services	0.1
Auto Components	0.1
Distributors	0.1
See accompanying notes to financial statements.
3

State Street S&P 500 Index Fund
Portfolio Statistics (Unaudited)  (continued)

% of Net Assets
Leisure Equipment & Products	0.1%
Independent Power and Renewable Electricity Producers	0.0*
Construction & Engineering	0.0*
Diversified Consumer Services	0.0*
Short-Term Investments	1.3
Other Assets in Excess of Liabilities	0.0*
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
August 31, 2019

Security Description	Shares	Value
COMMON STOCKS — 98.7%
COMMUNICATION SERVICES — 10.4%
Activision Blizzard, Inc.	47,700	$ 2,413,620
Alphabet, Inc. Class A (a)	18,523	22,052,187
Alphabet, Inc. Class C (a)	18,945	22,508,554
AT&T, Inc.	453,700	15,997,462
Cars.com, Inc. (a)	1	9
CBS Corp. Class B	20,418	858,781
CenturyLink, Inc.	62,587	712,240
Charter Communications, Inc. Class A (a)	10,800	4,423,572
Comcast Corp. Class A	279,930	12,389,702
Discovery, Inc. Class A (a)(b)	9,497	262,117
Discovery, Inc. Class C (a)	20,660	537,780
DISH Network Corp. Class A (a)	15,100	506,756
Electronic Arts, Inc. (a)	19,021	1,781,887
Facebook, Inc. Class A (a)	148,507	27,573,295
Fox Corp. Class A	22,603	749,742
Fox Corp. Class B (a)	10,400	341,120
Interpublic Group of Cos., Inc.	23,128	459,785
Netflix, Inc. (a)	27,196	7,988,825
News Corp. Class A	28,814	396,192
News Corp. Class B	7,500	106,200
Omnicom Group, Inc.	12,950	984,977
Take-Two Interactive Software, Inc. (a)	6,700	884,199
T-Mobile US, Inc. (a)	19,600	1,529,780
TripAdvisor, Inc. (a)	7,215	274,098
Twitter, Inc. (a)	45,500	1,940,575
Verizon Communications, Inc.	256,351	14,909,374
Viacom, Inc. Class B	24,341	608,038
Walt Disney Co.	108,338	14,870,474
		158,061,341
CONSUMER DISCRETIONARY — 10.0%
Advance Auto Parts, Inc.	4,300	593,185
Amazon.com, Inc. (a)	25,602	45,476,577
Aptiv PLC	16,181	1,345,774
AutoZone, Inc. (a)	1,488	1,639,315
Best Buy Co., Inc.	14,413	917,387
Booking Holdings, Inc. (a)	2,708	5,325,038
BorgWarner, Inc.	13,223	431,467
Capri Holdings, Ltd. (a)	8,886	234,413
CarMax, Inc. (a)	10,097	840,878
Carnival Corp.	24,649	1,086,528
Chipotle Mexican Grill, Inc. (a)	1,414	1,185,526
D.R. Horton, Inc.	22,479	1,112,036
Darden Restaurants, Inc.	8,117	981,995
Dollar General Corp.	16,287	2,542,238
Dollar Tree, Inc. (a)	14,482	1,470,357
eBay, Inc.	50,958	2,053,098
Expedia Group, Inc.	8,775	1,141,628
Ford Motor Co.	236,360	2,167,421
Security Description	Shares	Value
Gap, Inc.	15,364	$ 242,598
Garmin, Ltd.	7,360	600,355
General Motors Co.	80,477	2,984,892
Genuine Parts Co.	9,220	832,474
H&R Block, Inc.	12,851	311,251
Hanesbrands, Inc. (b)	23,400	319,644
Harley-Davidson, Inc.	10,385	331,282
Hasbro, Inc.	7,628	842,665
Hilton Worldwide Holdings, Inc.	18,700	1,727,319
Home Depot, Inc.	68,410	15,591,323
Kohl's Corp.	11,188	528,745
L Brands, Inc.	15,246	251,711
Leggett & Platt, Inc.	6,444	239,652
Lennar Corp. Class A	18,125	924,375
LKQ Corp. (a)	20,800	546,416
Lowe's Cos., Inc.	48,112	5,398,166
Macy's, Inc.	17,961	265,104
Marriott International, Inc. Class A	16,552	2,086,545
McDonald's Corp.	47,115	10,269,657
MGM Resorts International	31,800	892,308
Mohawk Industries, Inc. (a)	4,169	495,652
Newell Brands, Inc.	26,350	437,410
NIKE, Inc. Class B	77,002	6,506,669
Nordstrom, Inc. (b)	7,756	224,691
Norwegian Cruise Line Holdings, Ltd. (a)	12,900	654,675
O'Reilly Automotive, Inc. (a)	4,820	1,849,723
PulteGroup, Inc.	16,443	555,773
PVH Corp.	4,751	360,126
Ralph Lauren Corp.	3,436	303,536
Ross Stores, Inc.	23,344	2,474,697
Royal Caribbean Cruises, Ltd.	10,000	1,042,800
Starbucks Corp.	75,292	7,270,196
Tapestry, Inc.	19,000	392,350
Target Corp.	31,544	3,376,470
Tiffany & Co. (b)	6,581	558,529
TJX Cos., Inc.	75,250	4,136,493
Tractor Supply Co.	6,774	690,135
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,600	855,828
Under Armour, Inc. Class A (a)(b)	14,376	267,537
Under Armour, Inc. Class C (a)	14,478	244,968
VF Corp.	20,128	1,649,490
Whirlpool Corp.	3,459	481,112
Wynn Resorts, Ltd.	6,259	689,429
Yum! Brands, Inc.	18,190	2,124,228
		153,373,860
CONSUMER STAPLES — 7.5%
Altria Group, Inc.	116,370	5,090,024
Archer-Daniels-Midland Co.	35,692	1,358,081
British American Tobacco PLC ADR (b)	1	35
Brown-Forman Corp. Class B	10,827	638,685

See accompanying notes to financial statements.
5

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2019

Security Description	Shares	Value
Campbell Soup Co. (b)	12,083	$ 543,735
Church & Dwight Co., Inc.	14,800	1,180,744
Clorox Co.	8,179	1,293,591
Coca-Cola Co.	238,422	13,122,747
Colgate-Palmolive Co.	53,079	3,935,808
Conagra Brands, Inc.	32,051	908,966
Constellation Brands, Inc. Class A	10,576	2,161,205
Costco Wholesale Corp.	27,434	8,086,446
Coty, Inc. Class A	16,044	153,220
Estee Lauder Cos., Inc. Class A	13,363	2,645,740
General Mills, Inc.	37,022	1,991,784
Hershey Co.	8,615	1,365,305
Hormel Foods Corp.	15,998	681,675
J.M. Smucker Co.	7,355	773,452
Kellogg Co.	15,907	998,960
Kimberly-Clark Corp.	21,073	2,973,611
Kraft Heinz Co.	40,251	1,027,205
Kroger Co.	51,310	1,215,021
Lamb Weston Holdings, Inc.	9,400	661,666
McCormick & Co., Inc.	7,361	1,198,886
Molson Coors Brewing Co. Class B	11,409	585,966
Mondelez International, Inc. Class A	88,594	4,892,161
Monster Beverage Corp. (a)	22,987	1,348,647
PepsiCo, Inc.	87,038	11,900,706
Philip Morris International, Inc.	96,087	6,926,912
Procter & Gamble Co.	154,913	18,625,190
Sysco Corp.	28,335	2,106,140
Tyson Foods, Inc. Class A	17,491	1,627,363
Walmart, Inc.	86,999	9,940,506
Walgreens Boots Alliance, Inc.	48,613	2,488,499
		114,448,682
ENERGY — 4.4%
Apache Corp.	24,970	538,603
Baker Hughes a GE Co.	33,794	732,992
Cabot Oil & Gas Corp.	26,722	457,481
Chevron Corp.	118,434	13,942,050
Cimarex Energy Co.	6,042	258,477
Concho Resources, Inc.	12,300	899,745
ConocoPhillips	70,103	3,657,974
Devon Energy Corp.	25,450	559,645
Diamondback Energy, Inc.	9,700	951,376
EOG Resources, Inc.	35,363	2,623,581
Exxon Mobil Corp.	261,372	17,898,754
Halliburton Co.	56,167	1,058,186
Helmerich & Payne, Inc.	7,974	299,743
Hess Corp.	16,544	1,041,445
HollyFrontier Corp.	10,400	461,344
Kinder Morgan, Inc.	120,076	2,433,940
Marathon Oil Corp.	55,089	652,254
Marathon Petroleum Corp.	41,584	2,046,349
National Oilwell Varco, Inc.	24,341	497,287
Noble Energy, Inc.	32,895	742,769
Occidental Petroleum Corp.	54,037	2,349,529
Security Description	Shares	Value
ONEOK, Inc.	26,304	$ 1,874,949
Phillips 66	25,592	2,524,139
Pioneer Natural Resources Co.	10,924	1,348,240
Schlumberger, Ltd.	85,393	2,769,295
TechnipFMC PLC	24,509	608,804
Valero Energy Corp.	25,986	1,956,226
Williams Cos., Inc.	76,410	1,803,276
		66,988,453
FINANCIALS — 12.6%
Affiliated Managers Group, Inc.	3,376	258,703
Aflac, Inc.	46,774	2,347,119
Allstate Corp.	20,267	2,075,138
American Express Co.	42,852	5,158,095
American International Group, Inc.	53,032	2,759,785
Ameriprise Financial, Inc.	8,663	1,117,354
Aon PLC	14,782	2,880,273
Arthur J Gallagher & Co.	12,000	1,088,520
Assurant, Inc.	3,046	374,658
Bank of America Corp.	546,066	15,022,276
Bank of New York Mellon Corp.	52,891	2,224,595
BB&T Corp.	46,539	2,217,583
Berkshire Hathaway, Inc. Class B (a)	119,919	24,392,724
BlackRock, Inc.	7,418	3,134,550
Capital One Financial Corp.	28,168	2,439,912
Cboe Global Markets, Inc.	7,500	893,700
Charles Schwab Corp.	73,489	2,812,424
Chubb, Ltd.	28,041	4,382,247
Cincinnati Financial Corp.	9,205	1,035,470
Citigroup, Inc.	142,293	9,156,554
Citizens Financial Group, Inc.	28,500	961,590
CME Group, Inc.	22,092	4,800,371
Comerica, Inc.	9,017	555,898
Discover Financial Services	20,277	1,621,552
E*TRADE Financial Corp.	13,889	579,727
Everest Re Group, Ltd.	2,700	636,876
Fifth Third Bancorp	46,054	1,218,128
First Republic Bank	10,500	942,060
Franklin Resources, Inc.	17,151	450,728
Globe Life, Inc.	6,384	569,836
Goldman Sachs Group, Inc.	21,188	4,320,445
Hartford Financial Services Group, Inc.	22,230	1,295,564
Huntington Bancshares, Inc.	70,265	931,011
Intercontinental Exchange, Inc.	34,225	3,199,353
Invesco, Ltd.	21,089	331,097
Jefferies Financial Group, Inc.	17,509	326,368
JPMorgan Chase & Co.	200,472	22,023,854
KeyCorp	64,479	1,070,351
Lincoln National Corp.	11,710	619,225
Loews Corp.	16,912	812,960
M&T Bank Corp.	8,234	1,203,893
MarketAxess Holdings, Inc.	2,300	914,526
Marsh & McLennan Cos., Inc.	32,034	3,199,876
MetLife, Inc.	58,526	2,592,702

See accompanying notes to financial statements.
6

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2019

Security Description	Shares	Value
Moody's Corp.	10,134	$ 2,184,688
Morgan Stanley	79,455	3,296,588
MSCI, Inc.	5,400	1,267,002
Nasdaq, Inc.	6,925	691,392
Northern Trust Corp.	13,910	1,223,106
People's United Financial, Inc.	22,434	322,377
PNC Financial Services Group, Inc.	28,242	3,641,241
Principal Financial Group, Inc.	15,726	836,938
Progressive Corp.	35,752	2,710,002
Prudential Financial, Inc.	25,537	2,045,258
Raymond James Financial, Inc.	7,800	612,378
Regions Financial Corp.	60,043	877,829
S&P Global, Inc.	15,298	3,980,387
State Street Corp. (c)	24,347	1,249,245
SunTrust Banks, Inc.	27,382	1,684,267
SVB Financial Group (a)	3,500	681,170
Synchrony Financial	38,271	1,226,586
T Rowe Price Group, Inc.	15,120	1,672,574
Travelers Cos., Inc.	16,198	2,380,458
Unum Group	14,124	358,891
US Bancorp	91,730	4,833,254
Wells Fargo & Co.	249,346	11,612,043
Willis Towers Watson PLC	7,779	1,540,009
Zions Bancorp NA	12,058	495,463
		192,372,817
HEALTH CARE — 13.7%
Abbott Laboratories	108,549	9,261,401
AbbVie, Inc.	92,363	6,071,944
ABIOMED, Inc. (a)	2,800	540,596
Agilent Technologies, Inc.	20,275	1,441,755
Alexion Pharmaceuticals, Inc. (a)	13,327	1,342,829
Align Technology, Inc. (a)	4,500	823,995
Allergan PLC	19,326	3,086,749
AmerisourceBergen Corp.	9,152	752,935
Amgen, Inc.	38,091	7,946,544
Anthem, Inc.	15,719	4,110,833
Baxter International, Inc.	28,970	2,547,912
Becton Dickinson and Co.	16,477	4,183,840
Biogen, Inc. (a)	12,147	2,669,303
Boston Scientific Corp. (a)	87,477	3,737,892
Bristol-Myers Squibb Co.	101,012	4,855,647
Cardinal Health, Inc.	18,624	803,253
Celgene Corp. (a)	43,365	4,197,732
Centene Corp. (a)	26,200	1,221,444
Cerner Corp.	20,963	1,444,560
Cigna Corp. (a)	23,284	3,585,037
Cooper Cos., Inc.	3,000	929,250
CVS Health Corp.	80,133	4,881,702
Danaher Corp.	38,878	5,524,175
DaVita, Inc. (a)	6,772	381,738
DENTSPLY SIRONA, Inc.	14,366	749,187
Edwards Lifesciences Corp. (a)	12,490	2,770,782
Eli Lilly & Co.	53,662	6,062,196
Gilead Sciences, Inc.	79,746	5,067,061
Security Description	Shares	Value
HCA Healthcare, Inc.	16,000	$ 1,923,200
Henry Schein, Inc. (a)	9,700	597,714
Hologic, Inc. (a)	17,600	868,912
Humana, Inc.	8,117	2,298,816
IDEXX Laboratories, Inc. (a)	5,400	1,564,596
Illumina, Inc. (a)	9,300	2,616,462
Incyte Corp. (a)	10,600	867,292
Intuitive Surgical, Inc. (a)	7,256	3,710,283
IQVIA Holdings, Inc. (a)	10,000	1,551,500
Johnson & Johnson	164,241	21,081,975
Laboratory Corp. of America Holdings (a)	6,447	1,080,259
McKesson Corp.	12,231	1,691,180
Medtronic PLC	83,404	8,998,458
Merck & Co., Inc.	159,998	13,835,027
Mettler-Toledo International, Inc. (a)	1,600	1,050,864
Mylan NV (a)	30,507	593,971
Nektar Therapeutics (a)(b)	10,700	187,999
PerkinElmer, Inc.	7,032	581,546
Perrigo Co. PLC	8,714	407,641
Pfizer, Inc.	342,548	12,177,581
Quest Diagnostics, Inc.	8,458	865,845
Regeneron Pharmaceuticals, Inc. (a)	5,058	1,467,073
ResMed, Inc.	8,300	1,156,190
Stryker Corp.	18,795	4,147,305
Teleflex, Inc.	2,900	1,055,368
Thermo Fisher Scientific, Inc.	25,012	7,179,945
UnitedHealth Group, Inc.	58,722	13,740,948
Universal Health Services, Inc. Class B	5,300	766,274
Varian Medical Systems, Inc. (a)	6,031	638,864
Vertex Pharmaceuticals, Inc. (a)	15,348	2,762,947
Waters Corp. (a)	4,215	893,116
WellCare Health Plans, Inc. (a)	3,100	839,294
Zimmer Biomet Holdings, Inc.	12,127	1,688,078
Zoetis, Inc.	29,328	3,707,646
		209,586,461
INDUSTRIALS — 9.1%
3M Co.	36,043	5,828,874
Alaska Air Group, Inc.	8,200	489,704
Allegion PLC	5,437	523,420
American Airlines Group, Inc.	24,400	641,964
AMETEK, Inc.	13,301	1,142,955
AO Smith Corp.	9,700	451,244
Arconic, Inc.	21,763	562,356
Boeing Co.	32,524	11,841,663
C.H. Robinson Worldwide, Inc.	8,582	725,093
Caterpillar, Inc.	35,055	4,171,545
Cintas Corp.	4,922	1,298,424
Copart, Inc. (a)	13,200	995,148
CSX Corp.	48,259	3,234,318
Cummins, Inc.	8,944	1,335,071
Deere & Co.	19,454	3,013,619
Delta Air Lines, Inc.	35,666	2,063,635

See accompanying notes to financial statements.
7

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2019

Security Description	Shares	Value
Dover Corp.	8,545	$ 801,008
Eaton Corp. PLC	25,999	2,098,639
Emerson Electric Co.	37,969	2,262,573
Equifax, Inc.	7,595	1,111,756
Expeditors International of Washington, Inc.	10,644	756,788
Fastenal Co.	35,284	1,080,396
FedEx Corp.	14,950	2,371,220
Flowserve Corp.	9,555	407,807
Fortive Corp.	17,481	1,239,403
Fortune Brands Home & Security, Inc.	7,900	403,374
General Dynamics Corp.	16,789	3,211,232
General Electric Co.	539,449	4,450,454
Honeywell International, Inc.	44,703	7,359,008
Huntington Ingalls Industries, Inc.	2,800	585,200
IDEX Corp.	4,700	774,137
IHS Markit, Ltd. (a)	23,400	1,535,274
Illinois Tool Works, Inc.	18,471	2,768,064
Ingersoll-Rand PLC	15,116	1,830,396
Jacobs Engineering Group, Inc.	7,057	627,085
JB Hunt Transport Services, Inc.	5,500	594,220
Johnson Controls International PLC	49,493	2,112,856
Kansas City Southern	5,704	717,563
L3Harris Technologies, Inc.	13,412	2,835,431
Lockheed Martin Corp.	15,290	5,873,042
Masco Corp.	17,839	726,582
Nielsen Holdings PLC	23,375	485,265
Norfolk Southern Corp.	16,468	2,866,255
Northrop Grumman Corp.	10,486	3,857,485
PACCAR, Inc.	21,435	1,405,279
Parker-Hannifin Corp.	7,714	1,278,750
Pentair PLC	9,491	340,917
Quanta Services, Inc.	9,993	338,763
Raytheon Co.	17,636	3,268,304
Republic Services, Inc.	13,414	1,197,200
Robert Half International, Inc.	6,974	372,900
Rockwell Automation, Inc.	7,479	1,142,716
Rollins, Inc. (b)	9,450	310,055
Roper Technologies, Inc.	6,335	2,323,425
Snap-on, Inc.	3,572	531,085
Southwest Airlines Co.	29,527	1,544,853
Stanley Black & Decker, Inc.	9,650	1,282,099
Textron, Inc.	14,806	666,270
TransDigm Group, Inc.	3,100	1,668,792
Union Pacific Corp.	43,638	7,067,610
United Continental Holdings, Inc. (a)	14,200	1,197,202
United Parcel Service, Inc. Class B	42,655	5,061,442
United Rentals, Inc. (a)	4,500	506,520
United Technologies Corp.	50,379	6,561,361
Verisk Analytics, Inc.	10,300	1,663,862
W.W. Grainger, Inc.	2,712	742,139
Wabtec Corp. (b)	10,382	718,538
Security Description	Shares	Value
Waste Management, Inc.	24,704	$ 2,948,422
Xylem, Inc.	11,434	875,959
		139,076,009
INFORMATION TECHNOLOGY — 21.7%
Accenture PLC Class A	39,382	7,804,331
Adobe, Inc. (a)	30,113	8,567,450
Advanced Micro Devices, Inc. (a)	53,700	1,688,865
Akamai Technologies, Inc. (a)	10,234	912,156
Alliance Data Systems Corp.	2,904	357,047
Amphenol Corp. Class A	17,680	1,547,707
Analog Devices, Inc.	22,470	2,467,880
ANSYS, Inc. (a)	4,800	991,488
Apple, Inc.	270,364	56,435,781
Applied Materials, Inc.	58,453	2,806,913
Arista Networks, Inc. (a)	3,100	702,522
Autodesk, Inc. (a)	13,370	1,909,503
Automatic Data Processing, Inc.	26,965	4,579,736
Broadcom, Inc.	24,735	6,991,100
Broadridge Financial Solutions, Inc.	7,000	906,080
Cadence Design Systems, Inc. (a)	16,300	1,116,224
Cisco Systems, Inc.	266,129	12,457,498
Citrix Systems, Inc.	7,078	658,112
Cognizant Technology Solutions Corp. Class A	34,127	2,095,057
Corning, Inc.	50,250	1,399,463
DXC Technology Co.	15,691	521,255
F5 Networks, Inc. (a)	3,759	483,896
Fidelity National Information Services, Inc.	38,086	5,188,075
Fiserv, Inc. (a)	35,484	3,794,659
FleetCor Technologies, Inc. (a)	5,100	1,521,840
FLIR Systems, Inc.	8,239	405,936
Fortinet, Inc. (a)	9,200	728,456
Gartner, Inc. (a)	6,000	802,020
Global Payments, Inc.	9,375	1,556,062
Hewlett Packard Enterprise Co.	77,363	1,069,157
HP, Inc.	93,363	1,707,609
Intel Corp.	276,920	13,128,777
International Business Machines Corp.	54,547	7,392,755
Intuit, Inc.	15,826	4,563,585
IPG Photonics Corp. (a)	2,500	309,325
Jack Henry & Associates, Inc.	4,900	710,304
Juniper Networks, Inc.	22,844	529,067
Keysight Technologies, Inc. (a)	12,000	1,162,320
KLA Corp.	9,873	1,460,217
Lam Research Corp.	9,581	2,016,896
Leidos Holdings, Inc.	9,000	786,240
Mastercard, Inc. Class A	55,549	15,629,822
Maxim Integrated Products, Inc.	17,800	970,812
Microchip Technology, Inc. (b)	15,006	1,295,468
Micron Technology, Inc. (a)	66,928	3,029,831

See accompanying notes to financial statements.
8

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2019

Security Description	Shares	Value
Microsoft Corp.	474,077	$ 65,356,255
Motorola Solutions, Inc.	10,428	1,886,529
NetApp, Inc.	14,443	694,131
NVIDIA Corp.	38,012	6,367,390
Oracle Corp.	150,870	7,854,292
Paychex, Inc.	19,231	1,571,173
PayPal Holdings, Inc. (a)	72,458	7,901,545
Qorvo, Inc. (a)	7,600	542,868
QUALCOMM, Inc.	75,185	5,847,137
salesforce.com, Inc. (a)	53,105	8,288,097
Seagate Technology PLC	15,076	756,966
Skyworks Solutions, Inc.	10,000	752,700
Symantec Corp.	39,403	916,120
Synopsys, Inc. (a)	9,400	1,333,014
TE Connectivity, Ltd.	20,449	1,865,358
Texas Instruments, Inc.	58,606	7,252,492
Total System Services, Inc.	10,299	1,382,332
VeriSign, Inc. (a)	6,120	1,247,562
Visa, Inc. Class A	107,840	19,499,629
Western Digital Corp.	17,506	1,002,569
Western Union Co.	27,940	618,033
Xerox Holdings Corp. (a)	10,023	290,567
Xilinx, Inc.	16,042	1,669,331
		332,055,387
MATERIALS — 2.7%
Air Products & Chemicals, Inc.	13,807	3,119,277
Albemarle Corp. (b)	7,100	438,283
Amcor PLC (a)	99,530	977,385
Avery Dennison Corp.	5,818	672,386
Ball Corp.	21,216	1,705,979
Celanese Corp.	7,200	816,264
CF Industries Holdings, Inc.	14,730	709,839
Corteva, Inc. (a)	45,777	1,342,182
Dow, Inc.	47,310	2,016,825
DuPont de Nemours, Inc.	45,777	3,109,632
Eastman Chemical Co.	8,972	586,500
Ecolab, Inc.	15,265	3,149,322
FMC Corp.	8,622	744,337
Freeport-McMoRan, Inc.	90,364	830,445
International Flavors & Fragrances, Inc. (b)	6,280	689,230
International Paper Co.	25,408	993,453
Linde PLC	33,929	6,409,527
LyondellBasell Industries NV Class A	16,022	1,239,782
Martin Marietta Materials, Inc.	4,055	1,029,037
Mosaic Co.	20,816	382,806
Newmont Goldcorp Corp.	51,773	2,065,225
Nucor Corp.	17,606	862,342
Packaging Corp. of America	6,300	633,654
PPG Industries, Inc.	14,088	1,560,810
Sealed Air Corp.	11,269	448,732
Sherwin-Williams Co.	4,987	2,626,902
Vulcan Materials Co.	8,390	1,185,087
Security Description	Shares	Value
Westrock Co.	16,448	$ 562,193
		40,907,436
REAL ESTATE — 3.2%
Alexandria Real Estate Equities, Inc. REIT	6,700	1,003,928
American Tower Corp. REIT	27,682	6,372,120
Apartment Investment & Management Co. Class A, REIT	9,769	498,219
AvalonBay Communities, Inc. REIT	8,429	1,791,668
Boston Properties, Inc. REIT	9,821	1,261,213
CBRE Group, Inc. Class A (a)	20,108	1,051,045
Crown Castle International Corp. REIT	25,342	3,678,898
Digital Realty Trust, Inc. REIT	13,300	1,644,279
Duke Realty Corp. REIT	22,500	748,575
Equinix, Inc. REIT	5,138	2,858,167
Equity Residential REIT	22,038	1,867,941
Essex Property Trust, Inc. REIT	4,155	1,334,835
Extra Space Storage, Inc. REIT	7,500	914,400
Federal Realty Investment Trust REIT	4,600	594,366
HCP, Inc. REIT	31,277	1,085,625
Host Hotels & Resorts, Inc. REIT	48,759	782,094
Iron Mountain, Inc. REIT	18,074	575,657
Kimco Realty Corp. REIT	23,116	424,872
Macerich Co. REIT (b)	7,245	206,700
Mid-America Apartment Communities, Inc. REIT	6,900	874,092
Prologis, Inc. REIT	38,346	3,206,493
Public Storage REIT	9,452	2,502,322
Realty Income Corp. REIT	18,100	1,335,961
Regency Centers Corp. REIT	10,499	677,291
SBA Communications Corp. REIT	7,100	1,863,253
Simon Property Group, Inc. REIT	19,435	2,894,649
SL Green Realty Corp. REIT	4,600	369,012
UDR, Inc. REIT	17,800	857,604
Ventas, Inc. REIT	22,403	1,644,156
Vornado Realty Trust REIT	10,446	631,670
Welltower, Inc. REIT	25,481	2,282,078
Weyerhaeuser Co. REIT	44,598	1,173,373
		49,006,556
UTILITIES — 3.4%
AES Corp.	43,759	670,826
Alliant Energy Corp.	14,700	771,015
Ameren Corp.	15,156	1,169,285
American Electric Power Co., Inc.	29,643	2,701,960
American Water Works Co., Inc.	11,300	1,438,716
Atmos Energy Corp.	7,400	815,702
CenterPoint Energy, Inc.	31,335	867,666
CMS Energy Corp.	17,001	1,071,913

See accompanying notes to financial statements.
9

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2019

Security Description	Shares	Value
Consolidated Edison, Inc.	19,600	$ 1,742,440
Dominion Energy, Inc.	49,824	3,867,837
DTE Energy Co.	11,439	1,483,181
Duke Energy Corp.	45,391	4,209,561
Edison International	21,305	1,539,712
Entergy Corp.	11,200	1,263,808
Evergy, Inc.	13,999	909,935
Eversource Energy	20,243	1,622,072
Exelon Corp.	58,459	2,762,772
FirstEnergy Corp.	32,329	1,487,134
NextEra Energy, Inc.	29,457	6,453,440
NiSource, Inc.	23,078	681,955
NRG Energy, Inc.	17,798	647,847
Pinnacle West Capital Corp.	6,556	624,852
PPL Corp.	44,756	1,322,540
Public Service Enterprise Group, Inc.	32,336	1,955,358
Sempra Energy	16,524	2,340,294
Southern Co.	64,984	3,785,968
WEC Energy Group, Inc.	20,287	1,942,886
Xcel Energy, Inc.	30,700	1,971,554
		52,122,229
TOTAL COMMON STOCKS (Cost $446,731,085)		1,507,999,231

SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 2.19% (d) (e)	17,289,872	17,291,600
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	2,175,869	$ 2,175,869
TOTAL SHORT-TERM INVESTMENTS (Cost $19,467,520)		19,467,469
TOTAL INVESTMENTS — 100.0% (Cost $466,198,605)		1,527,466,700
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		317,859
NET ASSETS — 100.0%		$ 1,527,784,559
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at August 31, 2019.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended August 31, 2019 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended August 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at August 31, 2019.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.
ADR	=American Depositary Receipt
REIT	=Real Estate Investment Trust

At August 31, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	138	09/20/2019	$19,987,591	$20,181,120	$193,529
During the period ended August 31, 2019, average notional value related to futures contracts was $8,580,531 or 1% of net assets.
See accompanying notes to financial statements.
10

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,507,999,231	$—	$—	$1,507,999,231
Short-Term Investments	19,467,469	—	—	19,467,469
TOTAL INVESTMENTS	$1,527,466,700	$—	$—	$1,527,466,700
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	193,529	—	—	193,529
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 193,529	$—	$—	$ 193,529
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,527,660,229	$—	$—	$1,527,660,229
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 8/31/18	Value at 8/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/19	Value at 8/31/19	Dividend Income
State Street Corp.	—	$—	$ 785,179	$ —	$ —	$464,066	24,347	$ 1,249,245	$ 11,443
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	22,040,796	4,749,125	(20)	(51)	17,289,872	17,291,600	15,675
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	61,266,600	61,266,600	—	—	—	—	217,207
State Street Navigator Securities Lending Portfolio II	—	—	2,385,210	209,341	—	—	2,175,869	2,175,869	189
Total		$—	$86,477,785	$66,225,066	$(20)	$464,015		$20,716,714	$244,514
See accompanying notes to financial statements.
11

State Street S&P 500 Index Fund
Statement of Assets and Liabilities
August 31, 2019

ASSETS
Investments in unaffiliated issuers, at value*	$1,506,749,986
Investments in affiliated issuers, at value	20,716,714
Total Investments	1,527,466,700
Cash at broker	748,341
Cash	62,209
Receivable from broker — accumulated variation margin on open futures contracts	131,408
Receivable for fund shares sold	826,166
Dividends receivable — unaffiliated issuers	3,171,545
Dividends receivable — affiliated issuers	74,231
Securities lending income receivable — unaffiliated issuers	518
Securities lending income receivable — affiliated issuers	189
Receivable from Adviser	13,295
Prepaid expenses and other assets	17,836
TOTAL ASSETS	1,532,512,438
LIABILITIES
Payable upon return of securities loaned	2,175,869
Payable for fund shares repurchased	2,168,273
Advisory fee payable	126,264
Custodian fees payable	10,066
Administration fees payable	44,180
Shareholder servicing fee payable	31,069
Distribution fees payable	47,899
Transfer agent fees payable	53,744
Registration and filing fees payable	2,265
Professional fees payable	33,236
Printing and postage fees payable	35,014
TOTAL LIABILITIES	4,727,879
NET ASSETS	$1,527,784,559
NET ASSETS CONSIST OF:
Paid-in Capital	$ 437,615,187
Total distributable earnings (loss)	1,090,169,372
NET ASSETS	$1,527,784,559
NET ASSET VALUE PER SHARE
Net asset value per share	$ 37.01
Shares outstanding (unlimited amount authorized, $0.01 par value)	41,275,324
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 445,945,906
Investments in affiliated issuers	20,252,699
Total cost of investments	$ 466,198,605
* Includes investments in securities on loan, at value	$ 5,349,962
See accompanying notes to financial statements.
12

State Street S&P 500 Index Fund
Statement of Operations
For the Year Ended August 31, 2019

INVESTMENT INCOME
Interest income allocated from the Portfolio	$ 18,093
Dividend income allocated from the Portfolio	26,587,594
Interest income — unaffiliated issuers	19,780
Dividend income — unaffiliated issuers	5,835,942
Dividend income — affiliated issuers	244,325
Unaffiliated securities lending income allocated from affiliated Portfolio	39,650
Affiliated securities lending income allocated from affiliated Portfolio	189
Expenses allocated from affiliated Portfolio	(536,468)
Foreign taxes withheld	(1,374)
Foreign taxes withheld allocated from affiliated Portfolio	(97,297)
TOTAL INVESTMENT INCOME (LOSS)	32,110,434
EXPENSES
Advisory fee	97,297
Administration fees	757,776
Shareholder servicing fees	363,732
Distribution fees	560,754
Custodian fees	66,204
Trustees’ fees and expenses	23,579
Transfer agent fees	369,432
Registration and filing fees	49,177
Professional fees and expenses	62,640
Printing and postage fees	166,631
Insurance expense	23,268
Miscellaneous expenses	14,923
TOTAL EXPENSES	2,555,413
Expenses waived/reimbursed by the Adviser	(712,465)
NET EXPENSES	1,842,948
NET INVESTMENT INCOME (LOSS)	$ 30,267,486
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions allocated from affiliated Portfolio	80,727,173
Investments — unaffiliated issuers	6,823,514
Investments — affiliated issuers	(20)
Futures contracts allocated from affiliated Portfolio	(713,289)
Futures contracts	1,019,128
Net realized gain (loss)	87,856,506
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,060,804,080
Investments — affiliated issuers	464,015
Futures contracts	194,489
Investments allocated from affiliated Portfolio	(943,112,200)
Futures contracts allocated from affiliated Portfolio	(1,195,038)
Net change in unrealized appreciation/depreciation	117,155,346
NET REALIZED AND UNREALIZED GAIN (LOSS)	205,011,852
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 235,279,338
See accompanying notes to financial statements.
13

State Street S&P 500 Index Fund
Statements of Changes in Net Assets

	Year Ended 8/31/19	Year Ended 8/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 30,267,486	$ 27,837,021
Net realized gain (loss)	87,856,506	161,123,949
Net change in unrealized appreciation/depreciation	117,155,346	96,669,235
Net increase (decrease) in net assets resulting from operations	235,279,338	285,630,205
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
Distributions to shareholders (Note 11)	(161,580,164)	(83,781,940)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	293,356,913	279,733,529
Reinvestment of distributions	158,648,087	82,133,475
Cost of shares redeemed	(604,867,099)	(528,641,085)
Net increase (decrease) in net assets from beneficial interest transactions	(152,862,099)	(166,774,081)
Net increase (decrease) in net assets during the period	(79,162,925)	35,074,184
Net assets at beginning of period	1,606,947,484	1,571,873,300
NET ASSETS AT END OF PERIOD	$1,527,784,559	$1,606,947,484
SHARES OF BENEFICIAL INTEREST:
Shares sold	8,095,682	7,313,645
Reinvestment of distributions	5,037,308	2,199,312
Shares redeemed	(11,254,690)	(13,796,061)
Net increase (decrease)	1,878,300	(4,283,104)
See accompanying notes to financial statements.
14

State Street S&P 500 Index Fund
Financial Highlights
Selected data for a share outstanding throughout each period

	Year Ended 8/31/19(a)	Year Ended 8/31/18(a)	Year Ended 8/31/17(a)	Year Ended 8/31/16(a)	Year Ended 8/31/15(a)
Net asset value, beginning of period	$ 40.79	$ 35.99	$ 33.85	$ 31.40	$ 32.23
Income (loss) from investment operations:
Net investment income (loss) (b)	0.73(c)(d)	0.66(c)(d)	0.66(c)(d)	0.66(c)(d)	0.61(c)
Net realized and unrealized gain (loss)	(0.42)	6.12	4.47	3.10	(0.46)
Total from investment operations	0.31	6.78	5.13	3.76	0.15
Distributions to shareholders from:
Net investment income	(0.71)	(0.78)	(0.64)	(0.65)	(0.60)
Net realized gains	(3.38)	(1.20)	(2.35)	(0.66)	(0.38)
Total distributions	(4.09)	(1.98)	(2.99)	(1.31)	(0.98)
Net asset value, end of period	$ 37.01	$ 40.79	$ 35.99	$ 33.85	$ 31.40
Total return (e)	2.71%	19.41%	16.06%	12.38%	0.36%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,527,785	$1,606,947	$1,571,873	$1,518,948	$1,532,049
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.16%
Net expenses	0.16%(c)(d)	0.16%(c)(d)	0.16%(c)(d)	0.15%(c)(d)	0.16%(c)
Net investment income (loss)	2.00%(c)(d)	1.74%(c)(d)	1.91%(c)(d)	2.03%(c)(d)	1.88%(c)
Portfolio turnover rate (f)	3%	2%	3%	6%	2%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio prior to the discontinuance of the master feeder structure. See Note 1.
(b)	Average daily shares outstanding were used for this calculation.
(c)	Reflects amounts waived by the administrator.
(d)	Reflects amounts waived and/or reimbursed by the investment adviser.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
(f)	Portfolio turnover rate is from the affiliated Portfolio prior to the discontinuance of master feeder structure. See Note 1.
See accompanying notes to financial statements.
15

SSGA Funds
STATE STREET S&P 500 INDEX FUND
Notes to Financial Statements — August 31, 2019

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of August 31, 2019, the Trust consists of four (4) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street S&P 500 Index Fund	Class N	December 30, 1992	Diversified
Prior to the close of business on June 14, 2019, the Fund had been operating in a “master-feeder” arrangement, under which the Fund invested substantially all of its assets in the State Street Equity 500 Index Portfolio (the "Portfolio"), a separate series of State Street Master Funds. The Portfolio was a separate mutual fund that had an identical investment objective, and substantially identical investment strategies, policies and risks as the Fund. As a result of this arrangement, the Fund had an indirect interest in all of the securities owned by the Portfolio.
As of the close of business on June 14, 2019, the securities held by the Portfolio were transferred “in-kind” to the Fund in a tax-free exchange of the Fund’s interests as part of a complete liquidation of the Portfolio.
Effective June 17, 2019, the Fund no longer operates in a master-feeder arrangement, and pursues its investment objective through direct investment in securities of the same type that previously would have been owned by the Portfolio. The discontinuance of the master-feeder arrangement had no impact on the Fund's shareholders, the Fund's net asset value ("NAV") or the results of operations for the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
16

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2019

•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published NAV per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of August 31, 2019 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions, prior to June 14, 2019, consist of the Fund’s pro-rata share of the Portfolio’s realized gains and losses. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method. For activity prior to June 14, 2019, net investment income consists of the Fund’s pro-rata share of the net investment income of the Portfolio less expenses of the Fund.
Subsequent to June 14, 2019, dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year
17

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2019

end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust.
The Fund was allocated a pro-rata share of the expenses of the Portfolio prior to June 14, 2019.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended August 31, 2019, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of August 31, 2019, and the related location in the accompanying Statements of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$131,408	$—	$131,408

18

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2019

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$305,839	$—	$305,839
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$(1,000,549)	$—	$(1,000,549)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.03% of its average daily net assets. The fees are accrued daily and paid monthly.
Prior to June 14, 2019, the Fund paid no advisory fee directly to the Adviser as the assets of the Fund were invested in the Portfolio. The Portfolio had entered into an Investment Advisory Agreement with SSGA FM. As compensation for the Adviser’s services to the Portfolio as investment adviser and State Street Bank and Trust Company's (“State Street”) services to the Portfolio as sub-administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses), the Portfolio was obligated to pay a fee for the services in the amount of 0.045% of average daily net assets on an annual basis, accrued daily and paid monthly.
The Adviser is contractually obligated until December 31, 2019 to waive up to the full amount of advisory fee payable by the Fund and/or reimburse the Fund to the extent that total annual Fund operating expenses exceed 0.157% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2019 except with the approval of the Board. During the period ended August 31, 2019, SSGA FM agreed to reimburse fees of $560,910.
Administrator, Sub-Administrator, and Custodian Fees
SSGA FM serves as administrator and State Street, an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board. For the period ended August 31, 2019, SSGA FM waived fees in the amount of $151,555. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class N shares and for services provided to shareholders in that class (the “Plan”).
19

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2019

The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Additionally, the Board approved a limit of 0.062% of average daily net assets on the amount of Rule 12b-1 fees paid to the Distributor.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended August 31, 2019 are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended August 31, 2019, were as follows:
	Purchases	Sales
State Street S&P 500 Index Fund	$52,025,581	$124,987,160
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
20

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2019

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to nontaxable dividend adjustments to income, wash sale loss deferrals, and futures contracts. In addition, the Fund has claimed a portion of the payments made to redeeming shareholder as a distribution for income tax purposes.
The tax character of distributions paid during the year ended August 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street S&P 500 Index Fund	$31,558,640	$130,021,524	$161,580,164
The tax character of distributions paid during the year ended August 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street S&P 500 Index Fund	$ 34,276,794	$ 49,505,146	$ 83,781,940
At August 31, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street S&P 500 Index Fund	$4,842,327	$—	$73,198,518	$1,012,128,527	$—	$1,090,169,372
As of August 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street S&P 500 Index Fund	$515,339,133	$1,032,063,868	$19,936,301	$1,012,127,567
8.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of August 31, 2019, and the value of the invested cash collateral are disclosed in the Fund's Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statements of Operations, represents the income earned
21

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2019

from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund’s securities lending agreements and related cash and non-cash collateral received as of August 31, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street S&P 500 Index Fund	$ 5,349,962	$ 2,175,869	$ 3,252,358	$ 5,428,227
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of August 31, 2019:
		Remaining Contractual Maturity of the Agreements As of August 31, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street S&P 500 Index Fund	Common Stocks	$2,175,869	$—	$—	$—	$2,175,869	$2,175,869
9.    Line of Credit
The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Fund has no outstanding loans as of October 31, 2019.
10.    Risks
Market and Credit Risk
In the normal course of business, the Fund trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    New Accounting Pronouncement
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Fund has adopted the Final Rule for the current period with the most notable impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
22

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2019

For the period ended August 31, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Capital Gains	Total Distributions	Undistributed Net Investment Income (Loss)
State Street S&P 500 Index Fund	$32,192,321	$51,589,619	$83,781,940	$4,191,070
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
23

To the Shareholders of State Street S&P 500 Index Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street S&P 500 Index Fund (the “Fund”) (one of the funds constituting SSGA Funds (the “Trust”)), including the schedule of investments, as of August 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting SSGA Funds) at August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
October 24, 2019
24

SSGA Funds
State Street S&P 500 Index Fund
Other Information — August 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from March 1, 2019 to August 31, 2019.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street S&P 500 Index Fund	0.16%	$1,060.30	$0.83	$1,024.40	$0.82
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
25

SSGA Funds
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended August 31, 2019.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
The Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended August 31, 2019, is considered qualified dividend income and is eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Capital Gain Dividend
Long term capital gains dividends were paid from the following Fund during the year ended August 31, 2019:
Amount
State Street S&P 500 Index Fund	$140,049,641
Proxy Voting Policies and Procedures and Record
A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are available (i) without charge, upon request, by calling 1-800-997-7327, (ii) on the Fund’s website at www.ssgafunds.com, and (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the SEC’s website at www.sec.gov.
Quarterly Portfolio Schedule
Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund's schedules of investments are available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Fund’s website at www.ssgafunds.com.
26

SSGA Funds
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2019 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the SSGA Funds (the “Trust”), met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to State Street S&P 500 Index Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund, as applicable; and
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
27

SSGA Funds
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2019 (Unaudited)

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, as applicable, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Draft responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
28

SSGA Funds
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2019 (Unaudited)

o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2019, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring the Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
29

SSGA Funds
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2019 (Unaudited)

Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2018. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street S&P 500 Index Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe and above its Lipper Index for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street S&P 500 Index Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in
30

SSGA Funds
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2019 (Unaudited)

managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
31

SSGA Funds
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	68	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1988	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009-2019, Independent Director, SSGA Qualified Funds PLC.	68	Board Director and Chairman, SPDR Europe 1PLC Board (2011-present); Board Director and Chairman, SPDR Europe II, PLC (2013-present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Managing General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	68	Director of Kleinfeld Bridal Corp. (March 2016 – present); Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present);Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	68	Trustee of Emmanuel College (2010 – present); Director- Graduate Management Admissions Council (2015 – present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1988	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	60	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
32

SSGA Funds
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co-Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	68	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee, and Co-Chairperson of the Governance Committee	Term: Indefinite Elected: 1991	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	50	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	68	None.
Interested Trustees(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and President	Term: Indefinite Elected: 12/18	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	68	None
James E. Ross (3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Elected: 1/14	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	188	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
(3) Mr. Ross is an Interested Trustee because of his employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
33

SSGA Funds
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present) *; Managing Director, State Street Global Advisors (April 2005 –present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
34

SSGA Funds
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (January 2016 -April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 - January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 - June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's directors and is available, without charge, upon request and by calling 1-800-997-7327.
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State Street S&P 500 Index Fund
One Iron Street
Boston, Massachusetts 02210
(800) 997-7327
Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Office of Shareholder Inquiries
State Street Bank Financial Center
One Lincoln Street
Boston, Massachusetts 02111
Transfer and Dividend Paying Agent
DST Asset Manager Solutions Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.
SSGASPFDAR

Annual Report
August 31, 2019
SSGA Funds
State Street Dynamic Small Cap Fund
State Street Defensive Emerging Markets Equity Fund (formerly, State Street Disciplined Emerging Markets Equity Fund)
State Street International Stock Selection Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-647-7327. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Dynamic Small Cap Fund
Management's Discussion of Fund Performance (Unaudited)
The State Street Dynamic Small Cap Fund (the “Fund”) seeks to maximize the total return through investment in equity securities. The Fund’s benchmark is the Russell 2000® Index (the “Index”).
For the 12-month period ended August 31, 2019 (the “Reporting Period”), the total return for the Fund’s Class N was –14.70%, and the Index was –12.89%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Value and Sentiment factors were primary drivers of Fund performance during the Reporting Period relative to the Index. Valuation based factors had a challenging year, detracting from overall performance relative to the Index, as stocks with expensive valuations continued trending higher. Sentiment based factors had positive contribution to the overall performance relative to the Index as Sentiment’s low beta exposure paid off during risk off periods. It partially offset some of the distraction from Value. Quality factors were flat during the Reporting Period, as sound and consistent balance sheet metrics were not the leading factors driving market movement.
The Fund used Index futures in order to equitize cash during the Reporting Period. The Fund’s use of futures did not substantially contribute to or detract from the Fund performance relative to the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Sinclair Broadcast Group Inc., Atkore International Group Inc., EVERTEC Inc. and Rosetta Stone Inc. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Endo International Plc, Mallinckrodt Plc and Denbury Resources Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

State Street Dynamic Small Cap Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Past performance is not a guarantee of future results.
The growth of $10,000 is cumulative. The performance of other shares classes will vary based on the sales charges and the fee structure of those classes.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Line graph is based on cumulative total return.
Average Annual Total Returns as of August 31, 2019

	Total Return One Year Ended August 31, 2019	Adjusted for the Maximum Sales Charge (Max 5.25% Load)	Average Annual Total Return Five Years Ended August 31, 2019	Adjusted for the Maximum Sales Charge (Max 5.25% Load)	Average Annual Total Return Ten Years Ended August 31, 2019	Adjusted for the Maximum Sales Charge (Max 5.25% Load)
State Street Dynamic Small Cap Fund Class A	(14.77%)	(19.25%)	4.92%	3.79%	12.16%	11.55%
State Street Dynamic Small Cap Fund Class I	(14.49%)	N/A	5.21%	N/A	12.34%	N/A
State Street Dynamic Small Cap Fund Class K	(14.48%)	N/A	5.32%	N/A	12.40%	N/A
State Street Dynamic Small Cap Fund Class N	(14.70%)	N/A	5.06%	N/A	12.25%	N/A
Russell 2000® Index(1)	(12.89%)	N/A	6.41%	N/A	11.59%	N/A

(1)	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.
See accompanying notes to financial statements.

State Street Dynamic Small Cap Fund
Performance Summary (Unaudited)  (continued)
The maximum sales charge for Class A shares is 5.25%. A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. Class I, Class K, and Class N are not subject to a sales charge.
Adjusted Performance shown for the periods prior to the inception of Class A shares on July 7, 2014 reflects the historical performance of the Fund’s Class N shares adjusted to reflect the higher expenses of Class A shares, including applicable 12b-1 fees and the maximum sales load of Class A. Unadjusted Performance shown for the periods prior to the inception of Class A shares on July 7, 2014 reflects the historical performance of the Fund’s Class N shares adjusted to reflect the higher expenses of Class A shares, including applicable 12b-1 fees. Unadjusted returns do not reflect sales charges and would have been lower if they had. Performance shown for the periods prior to the inception of Class I and K shares on July 7, 2014, reflects the historical performance of the Fund’s Class N shares. Had the Fund’s Class I and K fees been reflected, the returns shown for those periods would have been higher.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance includes reinvestment of all distributions. The gross expense ratio for the State Street Dynamic Small Cap Fund as stated in the Fees and Expenses table of the most recent prospectus is 2.24%, 1.99%, 1.79%, and 2.04% for Class A, I, and K, and N, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Performance data reflects an expense limitation currently in effect, without which returns would have been lower.
See accompanying notes to financial statements.

State Street Dynamic Small Cap Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of August 31, 2019

Description	% of Net Assets
Haemonetics Corp.	1.1%
EMCOR Group, Inc.	1.0
Portland General Electric Co.	1.0
Essent Group, Ltd.	1.0
Aaron's, Inc.	1.0
TOTAL	5.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of August 31, 2019

% of Net Assets
Banks	8.5%
Trading Companies & Distributors	6.2
Thrifts & Mortgage Finance	6.2
Equity Real Estate Investment Trusts (REITs)	5.8
Specialty Retail	5.4
Biotechnology	5.0
Health Care Providers & Services	4.7
IT Services	4.1
Electronic Equipment, Instruments & Components	3.9
Health Care Equipment & Supplies	3.5
Commercial Services & Supplies	3.4
Semiconductors & Semiconductor Equipment	3.3
Household Durables	3.2
Oil, Gas & Consumable Fuels	3.1
Chemicals	3.1
Software	2.5
Mortgage Real Estate Investment Trust (REITs)	2.4
Electric Utilities	2.0
Metals & Mining	2.0
Capital Markets	2.0
Construction & Engineering	1.8
Hotels, Restaurants & Leisure	1.7
Media	1.5
Building Products	1.3
Health Care Technology	1.3
Life Sciences Tools & Services	1.3
Food & Staples Retailing	1.2
Professional Services	0.9
Airlines	0.9
Road & Rail	0.8
Textiles, Apparel & Luxury Goods	0.8
Electrical Equipment	0.8
Real Estate Management & Development	0.7
Pharmaceuticals	0.7
Energy Equipment & Services	0.7
Multi-Utilities	0.6
Auto Components	0.5
Distributors	0.3
Personal Products	0.2
Communications Equipment	0.2
Food Products	0.2
Internet & Direct Marketing Retail	0.2
Air Freight & Logistics	0.1
Machinery	0.1
Aerospace & Defense	0.1
Leisure Equipment & Products	0.0*
Short-Term Investments	5.6
Liabilities in Excess of Other Assets	(4.8)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

State Street Defensive Emerging Markets Equity Fund
Management's Discussion of Fund Performance (Unaudited)
The State Street Defensive Emerging Markets Equity Fund (the “Fund”) seeks to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers. The Fund’s benchmark is the MSCI Emerging Markets Index (the “Index”).
For the 12-month period ended August 31, 2019 (the “Reporting Period”), the total return for the Fund’s Class N was –5.16%, and the Index was –4.36%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The primary drivers of Fund performance during the Reporting Period were exposure to lower risk and lower beta stocks and markets. Underweight country positioning in Brazil and Russia (historically relatively higher risk markets, rose 31% and 26%, respectively) did not perform well for the Fund relative to the Index. Stock positioning within China also detracted, as positions in the energy and financial sectors lagged the Index. However, stock positioning in South Africa, Brazil, Thailand, and the UAE aided the Fund’s performance relative to the Index.
From a macro perspective, Emerging Markets equities experienced heightened volatility over the Reporting Period as a result of a strengthening USD, poor earnings trends, and idiosyncratic political events in markets such as the tariff wars between the US and China. In such an environment, emerging markets investors historically tend to prefer companies and stocks with consistent growth characteristics. This provided a headwind for the Fund’s positioning.
The Fund used equity index futures in order to assist with exposure management during the Reporting Period. The Fund’s use of equity index futures had a fairly minimal impact on relative Fund performance.
On an individual security level, the top positive contributors during the Reporting Period relative to the Index were:
1) An overweight position to JBS (+213.6%) in Brazil
2) An overweight position to Electricity Generating Public Company (+61.06%) in Thailand
3) An underweight position to Baidu (–52.7%) in China
On an individual security level, the top negative contributors during the Reporting Period relative to the Index were:
1) An overweight position to China Communications Services (–30.64%) in China
2) An overweight position to Samsung Fire & Marine Insurance (–17.93%) in South Korea
3) An overweight position to SK Telecom (–11.48%) in South Korea.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

State Street Defensive Emerging Markets Equity Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Past performance is not a guarantee of future results.
The growth of $10,000 is cumulative. The performance of other shares classes will vary based on the sales charges and the fee structure of those classes.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Line graph is based on cumulative total return.
Average Annual Total Returns as of August 31, 2019

	Total Return One Year Ended August 31, 2019	Adjusted for the Maximum Sales Charge (Max 5.25% Load)	Average Annual Total Return Five Years Ended August 31, 2019	Adjusted for the Maximum Sales Charge (Max 5.25% Load)	Average Annual Total Return Ten Years Ended August 31, 2019	Adjusted for the Maximum Sales Charge (Max 5.25% Load)
State Street Defensive Emerging Markets Equity Fund Class A	(5.00%)	(9.98%)	(2.85%)	(3.89%)	1.74%	1.19%
State Street Defensive Emerging Markets Equity Fund Class I	(5.13%)	N/A	(2.67%)	N/A	1.90%	N/A
State Street Defensive Emerging Markets Equity Fund Class K	(4.82%)	N/A	(2.53%)	N/A	1.97%	N/A
State Street Defensive Emerging Markets Equity Fund Class N	(5.16%)	N/A	(2.77%)	N/A	1.84%	N/A
MSCI ® Emerging Markets Index(1)	(4.36%)	N/A	0.38%	N/A	4.07%	N/A

(1)	The MSCI* Emerging Markets Index is comprised of 26 countries. MSCI targets to capture 85% of free float-adjusted companies within each industry group in every country. Designation as an emerging market is determined by a number of factors, such as gross domestic product per capita; local government regulations; perceived investment risk; foreign ownership limits and capital controls; or the general perception by the investment community when determining an “emerging” classification of a market.
See accompanying notes to financial statements.

State Street Defensive Emerging Markets Equity Fund
Performance Summary (Unaudited)  (continued)
The maximum sales charge for Class A shares is 5.25%. A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. Class I, Class K, and Class N are not subject to a sales charge.
Adjusted Performance shown for the periods prior to the inception of Class A shares on July 7, 2014 reflects the historical performance of the Fund’s Class N shares adjusted to reflect the higher expenses of Class A shares, including applicable 12b-1 fees and the maximum sales load of Class A. Unadjusted Performance shown for the periods prior to the inception of Class A shares on July 7, 2014 reflects the historical performance of the Fund’s Class N shares adjusted to reflect the higher expenses of Class A shares, including applicable 12b-1 fees. Unadjusted returns do not reflect sales charges and would have been lower if they had. Performance shown for the periods prior to the inception of Class I and K shares on July 7, 2014, reflects the historical performance of the Fund’s Class N shares. Had the Fund’s Class I and K fees been reflected, the returns shown for those periods would have been higher.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance includes reinvestment of all distributions. The gross expense ratio for the State Street Defensive Emerging Markets Equity Fund as stated in the Fees and Expenses table of the most recent prospectus is 1.82%, 1.57%, 1.37%, and 1.62% for Class A, I, K, and N, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Performance data reflects an expense limitation currently in effect, without which returns would have been lower.
See accompanying notes to financial statements.

State Street Defensive Emerging Markets Equity Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of August 31, 2019

Description	% of Net Assets
Infosys, Ltd.	3.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.2
KT&G Corp.	2.8
Chunghwa Telecom Co., Ltd.	2.6
First Financial Holding Co., Ltd.	2.6
TOTAL	14.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of August 31, 2019

% of Net Assets
Banks	13.1%
Diversified Telecommunication Services	10.7
IT Services	7.1
Oil, Gas & Consumable Fuels	7.0
Wireless Telecommunication Services	6.4
Semiconductors & Semiconductor Equipment	4.9
Metals & Mining	4.5
Food Products	4.2
Transportation Infrastructure	3.8
Electric Utilities	3.5
Real Estate Investment Trusts (REITs)	3.1
Tobacco	2.9
Insurance	2.7
Construction & Engineering	2.5
Chemicals	2.4
Independent Power and Renewable Electricity Producers	2.2
Technology Hardware, Storage & Peripherals	2.0
Trading Companies & Distributors	1.6
Diversified Financial Services	1.3
Gas Utilities	1.3
Airlines	1.3
Interactive Media & Services	0.9
Life Sciences Tools & Services	0.9
Pharmaceuticals	0.9
Marine	0.9
Road & Rail	0.9
Capital Markets	0.8
Commercial Services & Supplies	0.7
Software	0.6
Household Durables	0.4
Auto Components	0.3
Beverages	0.3
Air Freight & Logistics	0.3
Electronic Equipment, Instruments & Components	0.3
Consumer Finance	0.3
Water Utilities	0.1
Health Care Providers & Services	0.1
Media	0.1
Automobiles	0.1
Short-Term Investment	1.2
Other Assets in Excess of Liabilities	1.4
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

State Street International Stock Selection Fund
Management's Discussion of Fund Performance (Unaudited)
The State Street International Stock Selection Fund (the “Fund”) seeks to provide long-term capital growth by investing primarily in securities of foreign issuers. The Fund’s benchmark is the MSCI EAFE Net Dividend Index (the “Index”).
For the 12-month period ended August 31, 2019 (the “Reporting Period”), the total return for the Fund’s Class N was –7.19%, and the Index was –3.26%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Value, Quality, and Sentiment based factors were primary drivers of Fund performance during the Reporting Period relative to the Index. Quality factors experienced slightly negative performance because companies viewed as having sound and consistent balance sheet metrics were less in favor, while valuation based factors had a challenging year detracting from overall Fund performance because stocks with expensive valuations continued higher. Sentiment based factors were the strongest performing factor family over the Reporting Period because stocks with high momentum continued higher.
Stock selection in each of the Materials and Industrials sectors were the largest negative contributions to Fund performance, while stock selection in the Financials sector was the largest positive contribution to excess return relative to the Index.
The Fund used index futures in order to equitize cash during the Reporting Period. The Fund’s use of futures did not substantially contribute to or detract from the Fund performance relative to the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Novartis, Dialog Semiconductor and Aurizon Holdings. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Showa Denko, Stora Enso and TAISEI.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

State Street International Stock Selection Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Past performance is not a guarantee of future results.
The growth of $10,000 is cumulative. The performance of other shares classes will vary based on the sales charges and the fee structure of those classes.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Line graph is based on cumulative total return.
Average Annual Total Returns as of August 31, 2019

	Total Return One Year Ended August 31, 2019	Adjusted for the Maximum Sales Charge (Max 5.25% Load)	Average Annual Total Return Five Years Ended August 31, 2019	Adjusted for the Maximum Sales Charge (Max 5.25% Load)	Average Annual Total Return Ten Years Ended August 31, 2019	Adjusted for the Maximum Sales Charge (Max 5.25% Load)
State Street International Stock Selection Fund Class A	(7.46%)	(12.34%)	(0.08%)	(1.14%)	3.60%	3.05%
State Street International Stock Selection Fund Class I	(7.03%)	N/A	0.26%	N/A	3.89%	N/A
State Street International Stock Selection Fund Class K	(6.98%)	N/A	0.36%	N/A	3.94%	N/A
State Street International Stock Selection Fund Class N	(7.19%)	N/A	0.13%	N/A	3.82%	N/A
MSCI ® EAFE® Index (Net Dividend) (reflects no deduction for fees, expenses or taxes)(1)	(3.26%)	N/A	1.89%	N/A	5.00%	N/A

(1)	The MSCI® EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI* EAFE* Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
See accompanying notes to financial statements.

State Street International Stock Selection Fund
Performance Summary (Unaudited)  (continued)
The maximum sales charge for Class A shares is 5.25%. A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. Class I, Class K, and Class N are not subject to a sales charge.
Adjusted Performance shown for the periods prior to the inception of Class A shares on July 7, 2014 reflects the historical performance of the Fund’s Class N shares adjusted to reflect the higher expenses of Class A shares, including applicable 12b-1 fees and the maximum sales load of Class A. Unadjusted Performance shown for the periods prior to the inception of Class A shares on July 7, 2014 reflects the historical performance of the Fund’s Class N shares adjusted to reflect the higher expenses of Class A shares, including applicable 12b-1 fees. Unadjusted returns do not reflect sales charges and would have been lower if they had. Performance shown for the periods prior to the inception of Class I and K shares on July 7, 2014, reflects the historical performance of the Fund’s Class N shares. Had the Fund’s Class I and K fees been reflected, the returns shown for those periods would have been higher.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance includes reinvestment of all distributions. The gross expense ratio for the State Street International Stock Selection Fund as stated in the Fees and Expenses table of the most recent prospectus is 1.44%, 1.19%, 0.99% and 1.24% for Class A, I, K, and N, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Performance data reflects an expense limitation currently in effect, without which returns would have been lower.
See accompanying notes to financial statements.

State Street International Stock Selection Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of August 31, 2019

Description	% of Net Assets
Nestle SA	3.5%
Novartis AG	2.4
Roche Holding AG	2.4
Toyota Motor Corp.	2.1
GlaxoSmithKline PLC	1.7
TOTAL	12.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of August 31, 2019

% of Net Assets
Pharmaceuticals	9.5%
Insurance	8.1
Banks	6.5
Food Products	5.2
Household Durables	4.9
Metals & Mining	4.8
Diversified Telecommunication Services	4.6
Oil, Gas & Consumable Fuels	4.4
Machinery	3.4
Construction & Engineering	2.9
Health Care Providers & Services	2.7
Food & Staples Retailing	2.7
Automobiles	2.5
Road & Rail	2.5
Equity Real Estate Investment Trusts (REITs)	2.2
Auto Components	2.1
Electrical Equipment	2.0
Capital Markets	2.0
Personal Products	1.8
Technology Hardware, Storage & Peripherals	1.8
Beverages	1.6
Electronic Equipment, Instruments & Components	1.6
Chemicals	1.6
Trading Companies & Distributors	1.5
Electric Utilities	1.3
Real Estate Management & Development	1.1
IT Services	1.0
Semiconductors & Semiconductor Equipment	1.0
Hotels, Restaurants & Leisure	1.0
Diversified Financial Services	1.0
Building Products	0.8
Specialty Retail	0.8
Textiles, Apparel & Luxury Goods	0.6
Professional Services	0.6
Transportation Infrastructure	0.6
Media	0.6
Communications Equipment	0.5
Multi-Utilities	0.5
Construction Materials	0.5
Thrifts & Mortgage Finance	0.5
Industrial Conglomerates	0.4
Tobacco	0.3
Airlines	0.3
Health Care Equipment & Supplies	0.2
Multiline Retail	0.2
Health Care Technology	0.2
Wireless Telecommunication Services	0.1
Commercial Services & Supplies	0.1
Independent Power & Renewable Electricity Producers	0.1
Aerospace & Defense	0.1
Air Freight & Logistics	0.1
Leisure Equipment & Products	0.0*
Distributors	0.0*
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(0.0)*
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.2%
COMMUNICATION SERVICES — 1.5%
Central European Media Enterprises, Ltd. Class A (a)	32,399	$ 150,331
National CineMedia, Inc.	13,385	109,757
TEGNA, Inc.	2,097	30,008
		290,096
CONSUMER DISCRETIONARY — 12.1%
Aaron's, Inc.	2,906	186,304
American Eagle Outfitters, Inc.	7,290	122,618
Asbury Automotive Group, Inc. (a)	1,741	164,176
Bloomin' Brands, Inc.	7,178	129,491
Brinker International, Inc. (b)	1,027	39,026
Citi Trends, Inc.	935	15,717
Core-Mark Holding Co., Inc.	308	9,976
Cracker Barrel Old Country Store, Inc. (b)	817	135,132
Dana, Inc.	6,326	80,530
Deckers Outdoor Corp. (a)	745	109,850
Dine Brands Global, Inc. (b)	402	28,361
Escalade, Inc.	581	6,002
Ethan Allen Interiors, Inc.	1,108	19,058
Genesco, Inc. (a)(b)	2,752	98,191
Group 1 Automotive, Inc.	1,882	140,623
Haverty Furniture Cos., Inc.	952	18,231
KB Home	3,281	92,163
Lithia Motors, Inc. Class A	1,170	153,352
Meritage Homes Corp. (a)	2,614	170,799
Murphy USA, Inc. (a)	1,023	91,456
Office Depot, Inc. (b)	15,785	20,521
Rocky Brands, Inc.	1,296	37,765
Shoe Carnival, Inc. (b)	605	18,598
Sonic Automotive, Inc. Class A	807	21,716
Stamps.com, Inc. (a)	565	36,363
Standard Motor Products, Inc.	369	16,350
Taylor Morrison Home Corp. Class A (a)	7,282	173,749
TRI Pointe Group, Inc. (a)	10,670	149,380
Weyco Group, Inc.	2,003	49,134
		2,334,632
CONSUMER STAPLES — 1.6%
B&G Foods, Inc. (b)	893	15,119
Edgewell Personal Care Co. (a)	1,251	34,828
Fresh Del Monte Produce, Inc.	950	24,738
Ingles Markets, Inc. Class A	3,113	121,033
SpartanNash Co.	6,352	68,411
United Natural Foods, Inc. (a)(b)	4,249	34,162
		298,291
ENERGY — 3.8%
Arch Coal, Inc. Class A (b)	1,529	117,060
Archrock, Inc.	10,028	97,372
Berry Petroleum Corp.	3,418	27,310
Security Description	Shares	Value
California Resources Corp. (a)(b)	3,657	$ 35,802
Chaparral Energy, Inc. Class A (a)	3,615	4,808
CONSOL Energy, Inc. (a)	4,257	71,347
CVR Energy, Inc.	800	31,824
Delek US Holdings, Inc. (b)	1,183	38,743
Denbury Resources, Inc. (a)(b)	31,811	34,356
Evolution Petroleum Corp.	9,793	57,975
Hallador Energy Co.	5,288	20,993
Liberty Oilfield Services, Inc. Class A (b)	637	6,861
Nabors Industries, Ltd. (b)	3,738	6,280
Peabody Energy Corp.	704	12,975
SEACOR Holdings, Inc. (a)	711	33,396
W&T Offshore, Inc. (a)(b)	18,551	81,253
Whiting Petroleum Corp. (a)(b)	2,464	16,336
World Fuel Services Corp.	692	26,573
		721,264
FINANCIALS — 19.1%
Capital City Bank Group, Inc.	3,857	94,034
Capstead Mortgage Corp. REIT	16,840	122,427
Central Pacific Financial Corp.	4,831	134,398
Community Trust Bancorp, Inc.	2,032	79,045
Dime Community Bancshares, Inc.	7,203	142,835
Essent Group, Ltd. (a)	3,892	188,762
Federated Investors, Inc. Class B	5,309	170,100
First BanCorp	9,592	91,891
First Community Bankshares, Inc.	2,289	72,813
First Defiance Financial Corp.	4,988	130,436
First Northwest Bancorp	3,101	49,554
Hilltop Holdings, Inc.	6,880	163,400
International Bancshares Corp.	3,587	127,661
Invesco Mortgage Capital, Inc. REIT	9,485	142,560
Investors Bancorp, Inc.	13,745	152,570
Ladder Capital Corp. REIT	3,686	61,851
Northrim BanCorp, Inc.	3,328	120,474
OFG Bancorp	5,500	112,860
PennyMac Mortgage Investment Trust REIT (b)	6,881	149,731
Radian Group, Inc.	8,227	185,519
Republic Bancorp, Inc. Class A	2,856	121,237
South State Corp.	2,233	164,304
Stifel Financial Corp.	3,038	162,290
Territorial Bancorp, Inc.	2,427	66,378
United Community Financial Corp.	15,414	148,745
Univest Financial Corp.	5,659	143,229
Virtus Investment Partners, Inc. (b)	556	59,320
Walker & Dunlop, Inc.	2,841	158,698
Washington Federal, Inc.	4,843	172,411
		3,689,533
HEALTH CARE — 16.5%
ACADIA Pharmaceuticals, Inc. (a)(b)	806	22,294
Acceleron Pharma, Inc. (a)(b)	265	11,901
Achillion Pharmaceuticals, Inc. (a)	7,929	34,491

See accompanying notes to financial statements.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2019

Security Description	Shares	Value
Allakos, Inc. (a)	73	$ 6,458
AMAG Pharmaceuticals, Inc. (a)(b)	1,997	21,807
Amedisys, Inc. (a)	1,125	144,799
Amicus Therapeutics, Inc. (a)	1,590	15,725
AMN Healthcare Services, Inc. (a)	2,653	154,935
AnaptysBio, Inc. (a)(b)	73	2,967
Anika Therapeutics, Inc. (a)(b)	697	39,562
Apellis Pharmaceuticals, Inc. (a)	155	4,511
Arena Pharmaceuticals, Inc. (a)	329	17,401
Arrowhead Pharmaceuticals, Inc. (a)(b)	1,999	68,306
Audentes Therapeutics, Inc. (a)	129	4,012
Biohaven Pharmaceutical Holding Co., Ltd. (a)	128	5,016
Blueprint Medicines Corp. (a)	507	38,872
CareDx, Inc. (a)	1,237	28,228
Checkpoint Therapeutics, Inc. (a)(b)	3,383	10,589
Chimerix, Inc. (a)	7,186	14,516
Coherus Biosciences, Inc. (a)(b)	315	6,990
CONMED Corp.	1,741	175,441
CorVel Corp. (a)	1,663	140,075
Eagle Pharmaceuticals, Inc. (a)(b)	693	39,078
Editas Medicine, Inc. (a)(b)	1,668	41,416
Emergent BioSolutions, Inc. (a)	244	10,687
Enanta Pharmaceuticals, Inc. (a)	564	39,790
Endo International PLC (a)(b)	13,481	31,950
Ensign Group, Inc.	2,902	144,810
FibroGen, Inc. (a)	605	27,019
Genomic Health, Inc. (a)	679	52,052
Global Blood Therapeutics, Inc. (a)(b)	388	17,840
Haemonetics Corp. (a)	1,520	202,966
Halozyme Therapeutics, Inc. (a)	742	12,258
HealthStream, Inc. (a)	3,970	100,322
Heron Therapeutics, Inc. (a)(b)	135	2,500
HMS Holdings Corp. (a)	4,083	149,152
Immunomedics, Inc. (a)(b)	1,173	15,014
Insmed, Inc. (a)(b)	380	6,247
Integer Holdings Corp. (a)	2,125	153,850
Intellia Therapeutics, Inc. (a)(b)	1,106	15,694
Intercept Pharmaceuticals, Inc. (a)(b)	97	6,225
Invitae Corp. (a)(b)	572	13,877
Iovance Biotherapeutics, Inc. (a)(b)	811	17,039
Ironwood Pharmaceuticals, Inc. (a)(b)	539	5,018
Jounce Therapeutics, Inc. (a)(b)	7,209	27,178
Lannett Co., Inc. (a)(b)	9,601	98,890
Ligand Pharmaceuticals, Inc. (a)(b)	173	15,727
Magellan Health, Inc. (a)	2,108	132,825
Mallinckrodt PLC (a)(b)	3,560	9,220
Marker Therapeutics, Inc. (a)(b)	2,645	13,675
Medicines Co. (a)(b)	464	19,469
Medpace Holdings, Inc. (a)	1,553	125,653
Mirati Therapeutics, Inc. (a)	161	13,197
Myriad Genetics, Inc. (a)	395	9,294
Security Description	Shares	Value
Natera, Inc. (a)	565	$ 18,617
National HealthCare Corp.	1,779	143,743
Novocure, Ltd. (a)	185	16,809
Portola Pharmaceuticals, Inc. (a)(b)	410	11,915
PTC Therapeutics, Inc. (a)	366	16,313
Radius Health, Inc. (a)	442	12,509
REGENXBIO, Inc. (a)(b)	898	30,972
Repligen Corp. (a)	385	35,732
Sangamo Therapeutics, Inc. (a)(b)	352	3,837
Syndax Pharmaceuticals, Inc. (a)	3,226	27,131
Syneos Health, Inc. (a)	2,174	114,200
Tandem Diabetes Care, Inc. (a)	1,529	110,746
Tenet Healthcare Corp. (a)	3,364	72,831
Ultragenyx Pharmaceutical, Inc. (a)(b)	372	20,263
Vanda Pharmaceuticals, Inc. (a)	198	2,790
Xencor, Inc. (a)(b)	183	6,822
ZIOPHARM Oncology, Inc. (a)(b)	1,009	5,035
		3,189,093
INDUSTRIALS — 16.4%
ACCO Brands Corp.	882	8,176
Advanced Drainage Systems, Inc.	456	14,314
Aircastle, Ltd.	3,299	72,083
Atkore International Group, Inc. (a)	5,347	155,116
Atlas Air Worldwide Holdings, Inc. (a)	730	18,870
Avis Budget Group, Inc. (a)	2,005	49,664
Barrett Business Services, Inc.	1,152	100,374
BMC Stock Holdings, Inc. (a)	3,861	98,185
Builders FirstSource, Inc. (a)	3,520	68,464
Continental Building Products, Inc. (a)	901	22,651
CRA International, Inc.	601	23,373
CSW Industrials, Inc.	367	25,033
Deluxe Corp.	3,521	162,248
EMCOR Group, Inc.	2,263	197,877
GATX Corp.	2,120	157,346
GMS, Inc. (a)	1,483	43,689
H&E Equipment Services, Inc.	5,213	126,624
Herc Holdings, Inc. (a)	3,162	130,527
Herman Miller, Inc.	1,164	49,214
Hertz Global Holdings, Inc. (a)	3,708	44,904
HNI Corp.	2,248	70,115
Kforce, Inc.	1,713	55,741
Marten Transport, Ltd.	1,937	38,101
MasTec, Inc. (a)	1,792	112,663
McGrath RentCorp	2,351	150,535
Meritor, Inc. (a)	506	8,511
Moog, Inc. Class A	254	20,637
Mueller Water Products, Inc. Class A	1,075	11,245
PAM Transportation Services, Inc. (a)	264	15,230
Primoris Services Corp.	1,553	30,346
Quanex Building Products Corp.	7,648	131,699
RR Donnelley & Sons Co. (b)	13,201	31,946

See accompanying notes to financial statements.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2019

Security Description	Shares	Value
Rush Enterprises, Inc. Class A	3,991	$ 144,115
Rush Enterprises, Inc. Class B	3,701	137,603
SkyWest, Inc.	3,009	172,295
Triton International, Ltd.	4,657	149,723
UniFirst Corp.	847	165,936
Willis Lease Finance Corp. (a)	2,334	144,171
		3,159,344
INFORMATION TECHNOLOGY — 14.0%
ACI Worldwide, Inc. (a)	4,914	146,339
Belden, Inc.	482	21,984
Benchmark Electronics, Inc.	5,233	138,570
Cirrus Logic, Inc. (a)	3,150	168,966
CSG Systems International, Inc.	3,071	165,466
Diodes, Inc. (a)	4,047	147,918
ePlus, Inc. (a)	1,502	122,743
EVERTEC, Inc.	4,542	158,334
Extreme Networks, Inc. (a)	5,748	38,397
Fabrinet (a)	2,409	121,630
j2 Global, Inc. (b)	1,964	166,154
KBR, Inc.	6,781	173,051
Knowles Corp. (a)	3,840	77,875
ManTech International Corp. Class A	1,726	121,303
OSI Systems, Inc. (a)	1,333	139,978
Perficient, Inc. (a)	2,615	96,337
Progress Software Corp.	4,093	154,634
Rambus, Inc. (a)	12,086	151,558
Rudolph Technologies, Inc. (a)	924	20,319
Sykes Enterprises, Inc. (a)	2,317	67,193
Tech Data Corp. (a)	1,711	158,661
Xperi Corp.	7,718	141,394
		2,698,804
MATERIALS — 5.1%
Carpenter Technology Corp.	1,157	56,277
Hawkins, Inc.	3,135	139,037
Innophos Holdings, Inc.	2,892	81,236
Innospec, Inc.	1,798	149,558
Kaiser Aluminum Corp.	1,388	122,741
Kraton Corp. (a)	388	10,647
PolyOne Corp.	497	15,909
Schnitzer Steel Industries, Inc. Class A	6,277	138,973
Stepan Co.	390	37,202
Tredegar Corp.	1,208	20,886
Trinseo SA	3,583	125,727
Warrior Met Coal, Inc.	4,127	86,254
		984,447
REAL ESTATE — 6.5%
Bluerock Residential Growth REIT, Inc.	908	11,232
Chesapeake Lodging Trust REIT	5,951	153,238
Franklin Street Properties Corp. REIT	16,511	124,988
GEO Group, Inc. REIT	1,582	27,147
Security Description	Shares	Value
Jones Lang LaSalle, Inc.	1	$ 134
Kennedy-Wilson Holdings, Inc.	3,886	81,528
Kite Realty Group Trust REIT	1,585	22,650
Lexington Realty Trust REIT	15,523	161,284
New Senior Investment Group, Inc. REIT	6,513	40,706
Newmark Group, Inc. Class A	3,611	31,343
Piedmont Office Realty Trust, Inc. Class A, REIT	6,209	122,566
PS Business Parks, Inc. REIT	990	177,814
Realogy Holdings Corp. (b)	5,831	27,872
RLJ Lodging Trust REIT	3,527	57,173
RPT Realty REIT	5,592	66,545
Summit Hotel Properties, Inc. REIT (b)	13,686	152,736
		1,258,956
UTILITIES — 2.6%
Black Hills Corp.	793	60,831
NorthWestern Corp.	644	46,651
Otter Tail Corp.	1,524	77,145
PNM Resources, Inc.	2,413	123,087
Portland General Electric Co.	3,377	192,119
		499,833
TOTAL COMMON STOCKS (Cost $19,471,788)		19,124,293

SHORT-TERM INVESTMENTS — 5.6%
State Street Institutional Liquid Reserves Fund, Premier Class 2.19% (c) (d)	173,088	173,106
State Street Navigator Securities Lending Portfolio II (e) (f)	916,196	916,196
TOTAL SHORT-TERM INVESTMENTS (Cost $1,089,319)		1,089,302
TOTAL INVESTMENTS — 104.8% (Cost $20,561,107)		20,213,595
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(929,275)
NET ASSETS — 100.0%		$ 19,284,320

See accompanying notes to financial statements.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2019

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at August 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended August 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at August 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended August 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	=Real Estate Investment Trust
At August 31, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini Russell 2000 Index (long)	2	09/20/2019	$155,404	$149,420	$(5,984)
During the period ended August 31, 2019, average notional value related to futures contracts was $161,437 or 0.84% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,124,293	$—	$—	$19,124,293
Short-Term Investments	1,089,302	—	—	1,089,302
TOTAL INVESTMENTS	$20,213,595	$—	$—	$20,213,595
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(5,984)	—	—	(5,984)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (5,984)	$—	$—	$ (5,984)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 8/31/18	Value at 8/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/19	Value at 8/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 1,919,960	$ 1,746,744	$(93)	$(17)	173,088	$ 173,106	$ 354
State Street Institutional U.S. Government Money Market Fund, Class G Shares	285,444	285,444	2,665,519	2,950,963	—	—	—	—	4,935
State Street Navigator Securities Lending Government Money Market Portfolio	229,827	229,827	1,081,306	1,311,133	—	—	—	—	6,035
State Street Navigator Securities Lending Portfolio II	—	—	8,540,914	7,624,718	—	—	916,196	916,196	7,577
Total		$515,271	$14,207,699	$13,633,558	$(93)	$(17)		$1,089,302	$18,901
See accompanying notes to financial statements.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2019

Security Description	Shares	Value
COMMON STOCKS — 97.4%
BRAZIL — 3.1%
Cia de Saneamento de Minas Gerais-COPASA	4,800	$ 80,398
EDP - Energias do Brasil SA	61,900	300,457
JBS SA	106,400	761,578
SLC Agricola SA	36,600	153,170
Transmissora Alianca de Energia Eletrica SA	49,800	337,933
		1,633,536
CHILE — 1.1%
AES Gener SA	506,998	108,489
Enel Americas SA	777,828	127,411
Enel Chile SA	1,414,371	121,954
Engie Energia Chile SA	121,717	207,978
		565,832
CHINA — 15.4%
Bank of China, Ltd. Class A	471,000	232,689
Bank of Communications Co., Ltd. Class A	115,800	87,677
Bank of Communications Co., Ltd. Class H	117,000	76,554
CGN Power Co., Ltd. Class H (a)	305,000	80,525
China Communications Services Corp., Ltd. Class H	1,528,000	855,558
China Longyuan Power Group Corp., Ltd. Class H	135,000	74,212
China Petroleum & Chemical Corp. Class H	650,000	380,529
China Resources Pharmaceutical Group, Ltd. (a)	186,500	192,675
China Resources Power Holdings Co., Ltd.	482,000	636,896
China Shenhua Energy Co., Ltd. Class H	388,500	759,122
China Telecom Corp., Ltd. Class H	1,546,000	692,115
China Yangtze Power Co., Ltd. Class A	28,000	72,966
CNOOC, Ltd.	747,000	1,114,726
Daqin Railway Co., Ltd. Class A	417,200	451,923
Guangdong Provincial Expressway Development Co., Ltd. Class B	1,436,800	1,073,880
Jiangsu Expressway Co., Ltd. Class H	386,000	512,015
Kunlun Energy Co., Ltd.	238,000	207,329
Sinopec Engineering Group Co., Ltd. Class H	113,000	73,792
Tencent Holdings, Ltd.	10,900	451,548
		8,026,731
CZECH REPUBLIC — 2.7%
Moneta Money Bank A/S (a)	46,205	149,438
O2 Czech Republic A/S	132,452	1,195,093
Philip Morris CR A/S	118	67,781
		1,412,312
Security Description	Shares	Value
GREECE — 1.5%
Aegean Airlines SA	37,912	$ 327,087
Motor Oil Hellas Corinth Refineries SA	18,158	443,834
		770,921
HONG KONG — 4.3%
China Mobile, Ltd.	160,700	1,331,241
Yuexiu Real Estate Investment Trust	791,000	520,581
Yuexiu Transport Infrastructure, Ltd.	502,000	389,926
		2,241,748
HUNGARY — 0.7%
Magyar Telekom Telecommunications PLC	242,849	340,835
INDIA — 10.1%
Coal India, Ltd.	50,966	131,862
Divi's Laboratories, Ltd.	20,544	467,629
Dr Reddy's Laboratories, Ltd.	6,963	249,384
GAIL India, Ltd.	262,920	477,919
HCL Technologies, Ltd.	54,023	832,465
Infosys, Ltd.	150,338	1,715,652
Jagran Prakashan, Ltd.	60,211	53,586
Oil & Natural Gas Corp., Ltd.	87,751	148,940
Tata Consultancy Services, Ltd.	10,536	333,398
Tech Mahindra, Ltd.	47,730	463,648
Wipro, Ltd.	108,553	386,736
		5,261,219
INDONESIA — 1.5%
Telekomunikasi Indonesia Persero Tbk PT	2,509,700	787,322
MALAYSIA — 2.5%
AMMB Holdings Bhd	234,800	234,493
Carlsberg Brewery Malaysia Bhd Class B	28,200	173,673
IGB Real Estate Investment Trust	329,400	162,135
MISC Bhd	268,900	464,205
PPB Group Bhd	36,120	160,266
RHB Capital Bhd	87,400	118,459
		1,313,231
MEXICO — 0.5%
America Movil SAB de CV Series L	92,348	67,551
Bolsa Mexicana de Valores SAB de CV	98,800	181,761
		249,312
PAKISTAN — 0.9%
Indus Motor Co., Ltd.	8,440	55,619
MCB Bank, Ltd.	56,300	60,825
Oil & Gas Development Co., Ltd.	560,500	374,718
		491,162
PERU — 0.7%
Credicorp, Ltd.	1,700	352,104

See accompanying notes to financial statements.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2019

Security Description	Shares	Value
PHILIPPINES — 4.4%
Aboitiz Power Corp.	282,800	$ 206,433
Cebu Air, Inc.	189,010	355,818
Globe Telecom, Inc.	10,865	423,684
Manila Electric Co.	105,690	741,043
Metro Pacific Investments Corp.	5,828,700	554,235
		2,281,213
POLAND — 0.7%
Asseco Poland SA	19,835	278,777
Neuca SA	814	67,887
		346,664
QATAR — 2.6%
Barwa Real Estate Co.	220,680	206,031
Masraf Al Rayan QSC (b)	110,840	110,611
Ooredoo QSC (b)	199,740	384,223
Qatar Gas Transport Co., Ltd.	253,190	165,468
Qatar Islamic Bank SAQ	110,760	480,540
		1,346,873
RUSSIA — 2.2%
Alrosa PJSC	907,000	1,011,148
Novolipetsk Steel PJSC GDR	6,600	146,652
		1,157,800
SAUDI ARABIA — 2.5%
Riyad Bank (b)	33,922	232,021
Samba Financial Group (b)	12,761	97,743
Saudi Basic Industries Corp. (b)	4,091	109,063
Saudi British Bank (b)	42,423	362,533
Saudi International Petrochemical Co. (b)	11,440	55,227
Saudi Telecom Co. (b)	16,782	443,377
		1,299,964
SINGAPORE — 1.6%
BOC Aviation, Ltd. (a)	95,400	828,624
SOUTH AFRICA — 2.3%
AngloGold Ashanti, Ltd.	26,320	600,603
Gold Fields, Ltd.	47,933	287,116
Harmony Gold Mining Co., Ltd. (c)	87,031	318,777
		1,206,496
SOUTH KOREA — 13.5%
DB Insurance Co., Ltd.	1,496	59,161
Hyundai Glovis Co., Ltd.	1,261	166,572
Hyundai Mobis Co., Ltd.	797	163,512
KT&G Corp.	17,594	1,481,600
LG Uplus Corp.	26,990	294,133
Samsung Card Co., Ltd.	5,345	146,284
Samsung Electronics Co., Ltd.	22,196	806,294
Samsung Fire & Marine Insurance Co., Ltd.	6,359	1,202,238
Shinhan Financial Group Co., Ltd.	25,759	866,608
SK Telecom Co., Ltd.	6,847	1,353,855
Woori Financial Group, Inc.	46,887	460,644
		7,000,901
Security Description	Shares	Value
TAIWAN — 17.9%
AU Optronics Corp.	613,000	$ 159,642
Cathay Financial Holding Co., Ltd.	138,000	176,399
Chunghwa Telecom Co., Ltd.	397,000	1,377,682
First Financial Holding Co., Ltd.	1,984,871	1,358,635
Formosa Chemicals & Fibre Corp.	255,000	715,234
Fubon Financial Holding Co., Ltd.	85,000	118,123
Greatek Electronics, Inc.	212,000	278,414
Lite-On Technology Corp.	140,000	222,859
Mega Financial Holding Co., Ltd.	358,000	327,682
Nan Ya Plastics Corp.	160,000	350,462
Powertech Technology, Inc.	177,000	423,200
Sampo Corp.	330,200	184,496
Taiwan Mobile Co., Ltd.	47,000	167,590
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,800	204,624
Taiwan Semiconductor Manufacturing Co., Ltd.	198,782	1,639,113
Taiwan Shin Kong Security Co., Ltd.	288,000	342,464
Ttet Union Corp.	65,000	251,433
Uni-President Enterprises Corp.	348,960	851,014
Yuanta Financial Holding Co., Ltd.	338,000	194,234
		9,343,300
THAILAND — 0.8%
Land & Houses PCL (b)	1,189,100	420,060
TURKEY — 0.2%
Tupras Turkiye Petrol Rafinerileri A/S	3,952	85,463
UNITED ARAB EMIRATES — 3.7%
Abu Dhabi Commercial Bank PJSC (b)	483,417	1,143,503
Aldar Properties PJSC (b)	1,194,516	729,224
Dubai Islamic Bank PJSC (b)	51,920	72,471
		1,945,198
TOTAL COMMON STOCKS (Cost $47,354,505)		50,708,821

SHORT-TERM INVESTMENT — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 2.19% (d) (e) (Cost $630,253)	630,190	630,253
TOTAL INVESTMENTS — 98.6% (Cost $47,984,758)		51,339,074
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		733,888
NET ASSETS — 100.0%		$ 52,072,962

See accompanying notes to financial statements.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2019

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.4% of net assets as of August 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of August 31, 2019, total aggregate fair value of securities is $4,160,056 representing 8.0% of net assets.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended August 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at August 31, 2019.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
REIT	= Real Estate Investment Trust
At August 31, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI Emerging Markets (long)	12	09/20/2019	$630,360	$590,374	$(39,986)
During the period ended August 31, 2019, average notional value related to futures contracts was $1,446,883 or 2.78% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$46,548,765	$4,160,056	$—	$50,708,821
Short-Term Investment	630,253	—	—	630,253
TOTAL INVESTMENTS	$47,179,018	$4,160,056	$—	$51,339,074
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(39,986)	—	—	(39,986)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (39,986)	$ —	$—	$ (39,986)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 8/31/18	Value at 8/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/19	Value at 8/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 1,225,124	$ 594,874	$ 3	$—	630,190	$630,253	$ 935
State Street Institutional U.S. Government Money Market Fund, Class G Shares	377,932	377,932	32,348,175	32,726,107	—	—	—	—	29,208
See accompanying notes to financial statements.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2019

	Number of Shares Held at 8/31/18	Value at 8/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/19	Value at 8/31/19	Dividend Income
State Street Navigator Securities Lending Government Money Market Portfolio	253,892	$253,892	$ 139,015	$ 392,907	$—	$—	—	$ —	$ 55
State Street Navigator Securities Lending Portfolio II	—	—	2,349,108	2,349,108	—	—	—	—	952
Total		$631,824	$36,061,422	$36,062,996	$ 3	$—		$630,253	$31,150
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
August 31, 2019

Security Description	Shares	Value
COMMON STOCKS — 97.4%
AUSTRALIA — 9.4%
Aurizon Holdings, Ltd.	491,402	$ 1,955,824
AusNet Services	425,931	516,318
Australia & New Zealand Banking Group, Ltd.	11,806	212,603
BHP Group PLC	108,186	2,333,989
BHP Group, Ltd.	53,481	1,307,049
BWP Trust REIT	15,159	39,814
Charter Hall Retail REIT	33,076	97,119
Coca-Cola Amatil, Ltd.	122,928	899,882
Fortescue Metals Group, Ltd. (a)	54,166	291,825
GPT Group REIT	87,944	378,454
Growthpoint Properties Australia, Ltd. REIT	78,935	233,899
Mirvac Group REIT	908,307	1,951,321
Sandfire Resources NL	47,732	200,264
Scentre Group REIT	81,049	220,513
Sonic Healthcare, Ltd.	28,238	560,047
Stockland REIT	389,263	1,184,914
Super Retail Group, Ltd.	12,498	78,697
Telstra Corp., Ltd.	752,428	1,885,009
Vicinity Centres REIT	810,565	1,413,817
Wesfarmers, Ltd.	40,478	1,065,863
Woodside Petroleum, Ltd.	63,564	1,375,395
		18,202,616
AUSTRIA — 0.7%
BAWAG Group AG (b)	7,261	275,477
OMV AG	11,641	593,771
Wienerberger AG	21,421	492,514
		1,361,762
BELGIUM — 0.5%
Ageas	17,804	952,936
D'ieteren SA	1,592	80,311
		1,033,247
CHINA — 0.2%
Yangzijiang Shipbuilding Holdings, Ltd.	617,000	404,590
DENMARK — 1.3%
Carlsberg A/S Class B	1,521	224,522
Matas A/S	39,382	310,549
Novo Nordisk A/S Class B	27,322	1,418,744
Per Aarsleff Holding A/S	4,936	175,336
Spar Nord Bank A/S	12,705	97,190
Vestas Wind Systems A/S	2,884	211,904
		2,438,245
FINLAND — 0.6%
Sanoma Oyj	14,046	144,030
Tokmanni Group Corp.	14,172	159,495
Valmet Oyj	42,668	771,879
		1,075,404
FRANCE — 9.3%
Air France-KLM (c)	32,510	366,055
Security Description	Shares	Value
Albioma SA	6,519	$ 168,371
Arkema SA	2,017	176,811
AXA SA	42,773	981,091
Cie Generale des Etablissements Michelin SCA	12,438	1,306,850
CNP Assurances	73,762	1,339,245
Coface SA (c)	48,709	574,951
Eiffage SA	2,318	240,086
Ingenico Group SA	1,130	112,022
Interparfums SA	9,701	424,876
IPSOS	3,726	100,329
Kaufman & Broad SA	970	36,950
Kering SA	852	412,386
Klepierre SA REIT	6,462	197,153
L'Oreal SA	10,516	2,873,221
Mersen SA	5,959	202,371
Metropole Television SA	24,925	427,891
Orange SA	13,139	199,278
Peugeot SA	9,784	218,611
Sanofi	37,804	3,245,767
Schneider Electric SE	30,366	2,541,744
TOTAL SA	3,938	196,450
Veolia Environnement SA	14,341	342,812
Vinci SA	11,971	1,309,094
		17,994,415
GERMANY — 6.3%
ADVA Optical Networking SE (c)	8,282	53,067
Allianz SE	14,008	3,086,795
Amadeus Fire AG	2,330	271,956
bet-at-home.com AG	2,900	167,808
Deutsche Pfandbriefbank AG (b)	83,383	987,901
Deutsche Telekom AG	159,086	2,653,424
Deutz AG	134,984	786,277
Elmos Semiconductor AG	6,252	169,720
Hamburger Hafen und Logistik AG	11,434	276,212
JOST Werke AG (b)	1,939	57,006
Merck KGaA	2,027	216,673
METRO AG	70,038	1,083,811
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,452	2,263,593
STO SE & Co. KGaA	1,083	111,647
		12,185,890
HONG KONG — 2.2%
Cafe de Coral Holdings, Ltd.	276,000	880,057
CK Asset Holdings, Ltd.	67,000	455,047
Hang Lung Properties, Ltd.	159,000	359,354
Henderson Land Development Co., Ltd.	36,700	170,852
Melco International Development, Ltd.	230,000	513,367
Sun Hung Kai Properties, Ltd.	13,500	191,298
Swire Pacific, Ltd. Class A	36,500	357,300
VTech Holdings, Ltd.	53,300	421,484
WH Group, Ltd. (b)	293,500	236,210

See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2019

Security Description	Shares	Value
Wheelock & Co., Ltd.	45,000	$ 261,434
Yue Yuen Industrial Holdings, Ltd.	172,000	439,850
		4,286,253
ISRAEL — 0.8%
Bank Leumi Le-Israel BM (d)	217,098	1,479,275
Formula Systems 1985, Ltd. (d)	1,495	91,891
Industrial Buildings Corp., Ltd. (c)(d)	19,960	44,499
		1,615,665
ITALY — 3.8%
A2A SpA	223,599	392,949
ACEA SpA	10,895	211,463
ASTM SpA	21,921	676,029
Enel SpA	184,871	1,339,785
Eni SpA	117,735	1,770,146
Mediobanca Banca di Credito Finanziario SpA	58,291	577,223
Piaggio & C SpA	38,568	124,536
Poste Italiane SpA (b)	41,186	442,334
Snam SpA	338,537	1,711,145
		7,245,610
JAPAN — 24.4%
ADEKA Corp.	15,100	183,216
AGC, Inc.	14,500	418,341
Alfresa Holdings Corp.	78,700	1,781,649
Amada Holdings Co., Ltd.	48,800	508,510
Astellas Pharma, Inc.	71,100	985,167
Bridgestone Corp.	56,700	2,163,177
Brother Industries, Ltd.	9,900	171,469
Bunka Shutter Co., Ltd.	38,700	318,751
Central Glass Co., Ltd.	22,700	470,945
Chiyoda Integre Co., Ltd.	3,800	70,466
CI Takiron Corp.	20,300	119,811
Daiichi Jitsugyo Co., Ltd.	2,400	62,488
DCM Holdings Co., Ltd. (a)	51,300	508,968
EDION Corp. (a)	8,800	83,829
Foster Electric Co., Ltd.	35,000	577,870
France Bed Holdings Co., Ltd.	17,100	162,574
FUJIFILM Holdings Corp.	43,500	1,862,677
Fujitsu, Ltd.	25,600	1,976,720
Fukuoka Financial Group, Inc. (a)	9,800	168,630
Glory, Ltd.	36,800	1,010,801
G-Tekt Corp.	10,200	147,573
Hitachi, Ltd.	66,100	2,257,984
Honda Motor Co., Ltd.	19,600	465,577
Hosiden Corp.	31,500	296,512
ITOCHU Corp.	11,300	225,341
Jafco Co., Ltd.	5,800	203,097
Japan Airlines Co., Ltd.	6,400	199,949
J-Oil Mills, Inc.	3,500	131,454
Kajima Corp.	16,100	195,955
Kanematsu Corp.	7,800	88,694
KDDI Corp.	8,600	229,501
Konica Minolta, Inc.	199,500	1,419,702
Security Description	Shares	Value
Makino Milling Machine Co., Ltd.	6,000	$ 243,140
Mars Group Holdings Corp.	3,500	62,366
Maruzen Showa Unyu Co., Ltd.	2,100	61,279
Medipal Holdings Corp.	62,300	1,323,585
Meidensha Corp.	2,600	42,805
Mirai Corp. REIT	78	41,557
Mitsubishi Heavy Industries, Ltd.	9,000	338,194
Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	319,400	1,725,755
Mitsui Chemicals, Inc.	9,900	211,634
Nagase & Co., Ltd.	13,800	187,057
NEC Capital Solutions, Ltd.	6,900	134,772
Nippon Kayaku Co., Ltd.	39,000	424,747
Nippon Light Metal Holdings Co., Ltd.	539,400	934,246
Nippon Seiki Co., Ltd.	4,300	66,584
Nippon Telegraph & Telephone Corp.	25,500	1,223,213
Nisshin Oillio Group, Ltd.	18,800	583,988
Nissin Kogyo Co., Ltd.	5,100	65,865
Nojima Corp.	2,400	40,913
NuFlare Technology, Inc.	800	57,608
Obayashi Corp.	22,200	204,582
Organo Corp.	3,300	126,272
Sakai Chemical Industry Co., Ltd.	3,600	78,076
Sanki Engineering Co., Ltd.	34,900	413,603
Seiko Holdings Corp. (a)	4,800	100,713
Sekisui House, Ltd.	67,600	1,199,791
Shinsei Bank, Ltd. (a)	138,600	1,896,968
Sony Corp.	32,800	1,865,464
Starts Corp., Inc.	20,000	447,122
Sumitomo Heavy Industries, Ltd.	7,200	207,050
Sumitomo Mitsui Construction Co., Ltd.	36,800	182,554
Sumitomo Mitsui Trust Holdings, Inc.	58,000	1,895,571
Suzuken Co., Ltd.	29,700	1,596,338
Taisei Corp.	28,800	1,019,325
THK Co., Ltd.	40,400	938,553
Toppan Printing Co., Ltd.	11,600	184,862
Tosoh Corp.	93,600	1,201,773
Toyo Construction Co., Ltd.	41,400	165,234
Toyota Industries Corp. (a)	7,500	412,293
Toyota Motor Corp.	60,900	3,989,871
Toyota Tsusho Corp.	26,200	812,623
Yellow Hat, Ltd.	6,000	90,027
Zeon Corp.	69,200	806,416
		47,071,787
NETHERLANDS — 4.8%
ASM International NV	3,892	326,972
Euronext NV (b)	8,635	677,133
Intertrust NV (b)	34,126	707,742
Koninklijke Ahold Delhaize NV	97,951	2,291,394
Koninklijke BAM Groep NV (a)	49,739	145,739
Koninklijke Philips NV	14,310	674,470
NIBC Holding NV (b)	9,246	72,860

See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2019

Security Description	Shares	Value
NXP Semiconductors NV	4,300	$ 439,202
Royal Dutch Shell PLC Class A	51,442	1,424,340
Royal Dutch Shell PLC Class B	42,472	1,170,550
Signify NV (b)	34,224	1,000,905
Wolters Kluwer NV	3,624	260,963
		9,192,270
NEW ZEALAND — 0.0% (e)
Argosy Property, Ltd.	87,539	80,807
NORWAY — 2.1%
DNB ASA	40,907	659,472
DNO ASA	120,664	159,765
Europris ASA (b)	88,839	244,126
Norway Royal Salmon ASA (a)	7,172	146,711
Orkla ASA	133,117	1,220,115
SpareBank 1 SMN	45,563	480,021
Telenor ASA	58,298	1,197,028
		4,107,238
PORTUGAL — 0.2%
NOS SGPS SA	70,402	413,571
SINGAPORE — 2.0%
ComfortDelGro Corp., Ltd.	868,200	1,532,761
DBS Group Holdings, Ltd.	125,500	2,218,350
Starhill Global REIT	70,000	37,831
		3,788,942
SPAIN — 1.4%
Acciona SA	603	64,682
ACS Actividades de Construccion y Servicios SA	33,534	1,266,725
Aena SME SA (b)	1,110	200,071
Cia de Distribucion Integral Logista Holdings SA	8,685	170,574
Endesa SA	16,230	416,864
Iberdrola SA	21,952	225,629
Mediaset Espana Comunicacion SA	12,485	79,009
Telefonica SA	25,414	175,995
		2,599,549
SWEDEN — 3.1%
Atlas Copco AB Class A	7,411	221,319
Atlas Copco AB Class B	7,869	209,661
Axfood AB	26,192	549,211
Bilia AB Class A	23,773	197,288
Castellum AB	11,319	241,611
Electrolux AB Class B	8,582	191,932
Hemfosa Fastigheter AB	22,443	226,496
Lindab International AB	9,846	94,902
Nobia AB	36,140	212,466
Sandvik AB	27,213	390,256
Skandinaviska Enskilda Banken AB Class A	232,885	2,001,720
Skanska AB Class B	13,182	246,995
Swedish Match AB	6,827	267,803
Telefonaktiebolaget LM Ericsson Class B	77,788	605,999
Security Description	Shares	Value
Telia Co. AB	49,977	$ 218,756
Volvo AB Class B	13,896	191,847
		6,068,262
SWITZERLAND — 10.8%
Baloise Holding AG	9,622	1,640,042
Bucher Industries AG	694	204,606
Landis+Gyr Group AG (a)	2,043	167,403
Nestle SA	59,646	6,689,271
Novartis AG	51,408	4,623,214
Roche Holding AG	16,606	4,540,120
Swiss Life Holding AG	531	251,779
Swiss Re AG	22,639	2,176,638
Swisscom AG (a)	494	246,613
Zurich Insurance Group AG	727	258,701
		20,798,387
UNITED KINGDOM — 13.5%
3i Group PLC	152,446	2,033,966
Anglo American PLC	7,881	170,139
Ashtead Group PLC	22,481	621,229
Barratt Developments PLC	115,048	885,299
Bellway PLC	27,756	979,769
Berkeley Group Holdings PLC	16,346	779,084
Bovis Homes Group PLC	11,342	141,874
BP PLC	32,428	197,371
Britvic PLC	81,791	863,364
Burberry Group PLC	8,203	215,998
Carnival PLC	4,056	170,170
Coca-Cola European Partners PLC	17,800	1,002,852
Countryside Properties PLC (b)	200,787	730,998
Crest Nicholson Holdings PLC (a)	156,190	659,860
Diageo PLC	5,545	236,387
Dialog Semiconductor PLC (c)	21,231	1,002,425
Direct Line Insurance Group PLC	488,609	1,683,141
EMIS Group PLC	25,077	338,702
Ferrexpo PLC	359,266	883,490
Forterra PLC (b)	82,843	268,137
GlaxoSmithKline PLC	161,219	3,357,667
Go-Ahead Group PLC	19,053	482,221
Greene King PLC	9,223	94,404
Howden Joinery Group PLC	152,116	996,180
HSBC Holdings PLC	48,680	350,309
Imperial Brands PLC	7,297	188,634
Intermediate Capital Group PLC	14,360	233,443
KAZ Minerals PLC	28,823	141,269
Man Group PLC	261,812	530,901
Morgan Sindall Group PLC	5,053	73,290
National Express Group PLC	162,366	838,474
P2P Global Investments PLC	3,863	39,390
QinetiQ Group PLC	56,243	197,508
Redde PLC	28,417	36,652
Redrow PLC	72,891	489,589
Rio Tinto PLC	48,412	2,444,375
Rio Tinto, Ltd.	3,612	213,038
Smith & Nephew PLC	14,402	344,353
Tate & Lyle PLC	109,603	959,427

See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2019

Security Description	Shares	Value
Unilever PLC	3,455	$ 218,442
		26,093,821
TOTAL COMMON STOCKS (Cost $194,274,798)		188,058,331

SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 2.19% (f) (g)	3,395,857	3,396,197
State Street Navigator Securities Lending Portfolio II (h) (i)	1,567,995	1,567,995
TOTAL SHORT-TERM INVESTMENTS (Cost $4,964,192)		4,964,192
TOTAL INVESTMENTS — 100.0% (Cost $199,238,990)		193,022,523
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (e)		(19,209)
NET ASSETS — 100.0%		$ 193,003,314

(a)	All or a portion of the shares of the security are on loan at August 31, 2019.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.1% of net assets as of August 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of August 31, 2019, total aggregate fair value of securities is $1,615,665 representing 0.8% of net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended August 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at August 31, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended August 31, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

At August 31, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	21	09/20/2019	$1,928,705	$1,936,049	$7,344
During the period ended August 31, 2019, average notional value related to futures contracts was $1,855,623 representing 0.96% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$186,442,666	$1,615,665	$—	$188,058,331
Short-Term Investments	4,964,192	—	—	4,964,192
TOTAL INVESTMENTS	$191,406,858	$1,615,665	$—	$193,022,523
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	7,344	—	—	7,344
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 7,344	$ —	$—	$ 7,344
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$191,414,202	$1,615,665	$—	$193,029,867
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2019

Affiliate Table
	Number of Shares Held at 8/31/18	Value at 8/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/19	Value at 8/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 4,542,673	$ 1,146,414	$(62)	$—	3,395,857	$3,396,197	$ 113
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,856,141	2,856,141	27,264,748	30,120,889	—	—	—	—	33,227
State Street Navigator Securities Lending Government Money Market Portfolio	2,211,582	2,211,582	7,481,913	9,693,495	—	—	—	—	9,254
State Street Navigator Securities Lending Portfolio II	—	—	66,987,760	65,419,765	—	—	1,567,995	1,567,995	66,832
Total		$5,067,723	$106,277,094	$106,380,563	$(62)	$—		$4,964,192	$109,426
See accompanying notes to financial statements.

SSGA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2019

	State Street Dynamic Small Cap Fund	State Street Defensive Emerging Markets Equity Fund	State Street International Stock Selection Fund
ASSETS
Investments in unaffiliated issuers, at value*	$19,124,293	$50,708,821	$188,058,331
Investments in affiliated issuers, at value	1,089,302	630,253	4,964,192
Total Investments	20,213,595	51,339,074	193,022,523
Foreign currency, at value	—	327,680	264,624
Cash at broker	15,283	90,005	105,400
Cash	3	22,141	—
Receivable from broker — variation margin on open futures contracts	—	—	7,390
Receivable for fund shares sold	370	1,055	32,415
Dividends receivable — unaffiliated issuers	21,525	187,195	697,224
Dividends receivable — affiliated issuers	672	3,712	284
Securities lending income receivable — unaffiliated issuers	53	—	1,013
Securities lending income receivable — affiliated issuers	1,041	197	284
Receivable from Adviser	27,519	36,490	81,067
Receivable for foreign taxes recoverable	—	289,961	669,348
Prepaid expenses and other assets	243	641	2,557
TOTAL ASSETS	20,280,304	52,298,151	194,884,129
LIABILITIES
Payable upon return of securities loaned	916,196	—	1,567,995
Payable for investments purchased	—	—	20,549
Payable for fund shares repurchased	8	10,690	25,321
Payable to broker – variation margin on open futures contracts	5,980	39,960	—
Deferred foreign taxes payable	—	48,843	—
Advisory fee payable	13,241	29,386	123,484
Custodian fees payable	3,285	8,415	6,584
Administration fees payable	734	3,483	6,959
Shareholder servicing fee payable	1,586	709	2,227
Distribution fees payable	3,656	9,603	26,003
Trustees’ fees and expenses payable	7	20	71
Transfer agent fees payable	5,398	12,827	26,606
Sub-transfer agent fee payable	1,143	293	238
Registration and filing fees payable	2,681	2,606	2,681
Professional fees payable	37,356	40,499	40,632
Printing and postage fees payable	4,713	16,121	31,465
Accrued expenses and other liabilities	—	1,734	—
TOTAL LIABILITIES	995,984	225,189	1,880,815
NET ASSETS	$19,284,320	$52,072,962	$193,003,314
NET ASSETS CONSIST OF:
Paid-in Capital	$19,907,140	$45,636,300	$212,899,844
Total distributable earnings (loss)**	(622,820)	6,436,662	(19,896,530)
NET ASSETS	$19,284,320	$52,072,962	$193,003,314
Class A
Net Assets	$ 203,369	$ 51,662	$ 4,148,013
Shares Outstanding	4,421	8,763	432,399
Net asset value, offering and redemption price per share	$ 46.00	$ 5.90	$ 9.59
Maximum sales charge	5.25%	5.25%	5.25%
Maximum offering price per share	$ 48.55	$ 6.23	$ 10.12
Class I
Net Assets	$ 1,292,890	$ 1,418,293	$ 4,610,069
Shares Outstanding	27,916	238,851	477,694
Net asset value, offering and redemption price per share	$ 46.31	$ 5.94	$ 9.65
Class K
Net Assets	$ 23,685	$ 825,681	$ 53,350,242
Shares Outstanding	510	138,043	5,527,219
Net asset value, offering and redemption price per share	$ 46.40(a)	$ 5.98	$ 9.65
See accompanying notes to financial statements.

SSGA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
August 31, 2019

	State Street Dynamic Small Cap Fund	State Street Defensive Emerging Markets Equity Fund	State Street International Stock Selection Fund
Class N
Net Assets	$17,764,376	$49,777,326	$130,894,990
Shares Outstanding	383,576	8,359,920	13,550,180
Net asset value, offering and redemption price per share	$ 46.31	$ 5.95	$ 9.66
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$19,471,788	$47,354,505	$194,274,798
Investments in affiliated issuers	1,089,319	630,253	4,964,192
Total cost of investments	$20,561,107	$47,984,758	$199,238,990
Foreign currency, at cost	$ —	$ 328,903	$ 265,528
* Includes investments in securities on loan, at value	$ 1,750,908	$ —	$ 4,119,950
** Includes deferred foreign taxes	$ —	$ 48,843	$ —
(a)	Due to small class size; calculation of net assets value (total net assets/ shares outstanding) may not agree to net asset value shown
See accompanying notes to financial statements.

SSGA FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2019

	State Street Dynamic Small Cap Fund	State Street Defensive Emerging Markets Equity Fund	State Street International Stock Selection Fund
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 483	$ 39,085	$ 1,473
Dividend income — unaffiliated issuers	456,171	2,961,668	9,441,205
Dividend income — affiliated issuers	5,289	30,143	33,340
Unaffiliated securities lending income	727	531	8,473
Affiliated securities lending income	13,612	1,007	76,086
Foreign taxes withheld	(132)	(224,101)	(806,376)
TOTAL INVESTMENT INCOME (LOSS)	476,150	2,808,333	8,754,201
EXPENSES
Advisory fee	168,003	448,431	1,707,420
Administration fees	11,200	29,895	113,828
Shareholder servicing fees
Class N	4,566	13,724	36,146
Distribution fees
Class A	579	128	13,390
Class N	46,694	128,664	353,603
Custodian fees	27,596	119,232	113,558
Trustees’ fees and expenses	18,794	20,152	26,239
Transfer agent fees	19,082	75,195	150,799
Sub-transfer agent fee
Class A	198	—	11,321
Class I	—	1,020	3,338
Registration and filing fees	69,803	73,480	71,294
Professional fees and expenses	35,449	42,538	43,167
Printing and postage fees	6,898	34,288	69,629
Insurance expense	385	991	3,894
Miscellaneous expenses	5,262	60,816	55,473
TOTAL EXPENSES	414,509	1,048,554	2,773,099
Expenses waived/reimbursed by the Adviser	(171,858)	(307,110)	(635,304)
NET EXPENSES	242,651	741,444	2,137,795
NET INVESTMENT INCOME (LOSS)	$ 233,499	$ 2,066,889	$ 6,616,406
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(491,862)	3,587,747	(14,856,387)
Investments — affiliated issuers	(93)	3	(62)
Foreign currency transactions	—	(39,952)	(69,063)
Futures contracts	18,802	(125,772)	(72,954)
Net realized gain (loss)	(473,153)	3,422,026	(14,998,466)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(3,610,397)	(8,681,328)	(8,807,733)
Investments — affiliated issuers	(17)	—	—
Foreign currency translations	—	(352)	(5,314)
Futures contracts	(17,498)	(5,034)	31,093
Net change in unrealized appreciation/depreciation	(3,627,912)	(8,686,714)	(8,781,954)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,101,065)	(5,264,688)	(23,780,420)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(3,867,566)	$(3,197,799)	$(17,164,014)
* Includes foreign capital gain taxes	$ —	$ (55,927)	$ —
** Includes foreign deferred taxes	$ —	$ 196,495	$ —
See accompanying notes to financial statements.

SSGA FUNDS
Statements of Changes in Net Assets

	State Street Dynamic Small Cap Fund
	Year Ended 8/31/19	Year Ended 8/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 233,499	$ 251,203
Net realized gain (loss)	(473,153)	4,358,025
Net change in unrealized appreciation/depreciation	(3,627,912)	700,095
Net increase (decrease) in net assets resulting from operations	(3,867,566)	5,309,323
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 11):
Class A	(2,466)	(1,237)
Class I	(19,441)	(6,910)
Class K	(176)	(87)
Class N	(218,012)	(146,949)
Total distributions to shareholders	(240,095)	(155,183)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	17,732	20,992
Reinvestment of distributions	2,335	1,121
Cost of shares redeemed	(44,666)	(163,995)
Net increase (decrease) from capital share transactions	(24,599)	(141,882)
Class I
Proceeds from sale of shares sold	89,485	510,779
Reinvestment of distributions	19,165	6,741
Cost of shares redeemed	(207,903)	(460,015)
Net increase (decrease) from capital share transactions	(99,253)	57,505
Class K
Proceeds from sale of shares sold	11,566	—
Reinvestment of distributions	3	—
Cost of shares redeemed	(10)	—
Net increase (decrease) from capital share transactions	11,559	—
Class N
Proceeds from sale of shares sold	533,656	8,175,938
Reinvestment of distributions	208,312	140,598
Cost of shares redeemed	(4,022,256)	(13,768,620)
Net increase (decrease) from capital share transactions	(3,280,288)	(5,452,084)
Net increase (decrease) in net assets from beneficial interest transactions	(3,392,581)	(5,536,461)
Contribution from Affiliate (Note 4)	—	6,362
Net increase (decrease) in net assets during the period	(7,500,242)	(375,959)
Net assets at beginning of period	26,784,562	27,160,521
NET ASSETS AT END OF PERIOD	$19,284,320	$ 26,784,562
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	364	440
Reinvestment of distributions	57	23
Shares redeemed	(947)	(3,382)
Net increase (decrease) from capital share transactions	(526)	(2,919)
Class I
Shares sold	2,021	10,168
Reinvestment of distributions	466	138
Shares redeemed	(4,474)	(9,404)
Net increase (decrease) from capital share transactions	(1,987)	902
Class K
Shares sold	242	—
Net increase (decrease) from capital share transactions	242	—
Class N
Shares sold	11,306	167,123
Reinvestment of distributions	5,055	2,882
Shares redeemed	(85,140)	(280,588)
Net increase (decrease) from capital share transactions	(68,779)	(110,583)
See accompanying notes to financial statements.

SSGA FUNDS
Statements of Changes in Net Assets  (continued)

	State Street Defensive Emerging Markets Equity Fund
	Year Ended 8/31/19	Year Ended 8/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,066,889	$ 2,067,290
Net realized gain (loss)	3,422,026	11,431,790
Net change in unrealized appreciation/depreciation	(8,686,714)	(14,044,163)
Net increase (decrease) in net assets resulting from operations	(3,197,799)	(545,083)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 11):
Class A	(10,784)	(2,763)
Class I	(836,047)	(71,775)
Class K	(196,466)	(115,910)
Class N	(12,415,797)	(4,197,774)
Total distributions to shareholders	(13,459,094)	(4,388,222)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	3,000	—
Reinvestment of distributions	9,906	2,527
Net increase (decrease) from capital share transactions	12,906	2,527
Class I
Proceeds from sale of shares sold	12,836,193	534,869
Reinvestment of distributions	819,771	66,523
Cost of shares redeemed	(12,897,225)	(432,241)
Net increase (decrease) from capital share transactions	758,739	169,151
Class K
Proceeds from sale of shares sold	40,155	36,286
Reinvestment of distributions	195,578	115,665
Cost of shares redeemed	(122,741)	(1,431,025)
Net increase (decrease) from capital share transactions	112,992	(1,279,074)
Class N
Proceeds from sale of shares sold	4,194,174	2,847,712
Reinvestment of distributions	12,065,170	4,097,594
Cost of shares redeemed	(17,359,393)	(22,547,687)
Net increase (decrease) from capital share transactions	(1,100,049)	(15,602,381)
Net increase (decrease) in net assets from beneficial interest transactions	(215,412)	(16,709,777)
Contribution from Affiliate (Note 4)	—	126,543
Net increase (decrease) in net assets during the period	(16,872,305)	(21,516,539)
Net assets at beginning of period	68,945,267	90,461,806
NET ASSETS AT END OF PERIOD	$ 52,072,962	$ 68,945,267
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	484	—
Reinvestment of distributions	1,702	308
Net increase (decrease) from capital share transactions	2,186	308
Class I
Shares sold	1,910,009	64,041
Reinvestment of distributions	139,654	8,073
Shares redeemed	(2,006,105)	(51,492)
Net increase (decrease) from capital share transactions	43,558	20,622
Class K
Shares sold	6,405	4,397
Reinvestment of distributions	33,149	13,986
Shares redeemed	(19,782)	(160,987)
Net increase (decrease) from capital share transactions	19,772	(142,604)
Class N
Shares sold	626,840	339,574
Reinvestment of distributions	2,051,900	496,678
Shares redeemed	(2,598,101)	(2,676,645)
Net increase (decrease) from capital share transactions	80,639	(1,840,393)
See accompanying notes to financial statements.

SSGA FUNDS
Statements of Changes in Net Assets  (continued)

	State Street International Stock Selection Fund
	Year Ended 8/31/19	Year Ended 8/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 6,616,406	$ 7,362,386
Net realized gain (loss)	(14,998,466)	15,514,471
Net change in unrealized appreciation/depreciation	(8,781,954)	(30,331,527)
Net increase (decrease) in net assets resulting from operations	(17,164,014)	(7,454,670)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 11):
Class A	(339,292)	(244,468)
Class I	(133,041)	(22,848)
Class K	(3,577,431)	(3,038,416)
Class N	(8,560,102)	(7,557,291)
Total distributions to shareholders	(12,609,866)	(10,863,023)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	1,202,213	1,127,761
Reinvestment of distributions	338,842	244,098
Cost of shares redeemed	(3,551,157)	(631,668)
Net increase (decrease) from capital share transactions	(2,010,102)	740,191
Class I
Proceeds from sale of shares sold	2,463,078	2,277,585
Reinvestment of distributions	132,543	20,632
Cost of shares redeemed	(332,586)	(192,029)
Net increase (decrease) from capital share transactions	2,263,035	2,106,188
Class K
Proceeds from sale of shares sold	6,974,794	4,475,428
Reinvestment of distributions	3,576,930	3,038,018
Cost of shares redeemed	(16,460,811)	(15,347,887)
Net increase (decrease) from capital share transactions	(5,909,087)	(7,834,441)
Class N
Proceeds from sale of shares sold	7,397,993	13,844,112
Reinvestment of distributions	8,435,996	7,507,103
Cost of shares redeemed	(44,915,136)	(41,601,116)
Net increase (decrease) from capital share transactions	(29,081,147)	(20,249,901)
Net increase (decrease) in net assets from beneficial interest transactions	(34,737,301)	(25,237,963)
Net increase (decrease) in net assets during the period	(64,511,181)	(43,555,656)
Net assets at beginning of period	257,514,495	301,070,151
NET ASSETS AT END OF PERIOD	$193,003,314	$257,514,495
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	119,308	97,313
Reinvestment of distributions	37,608	21,208
Shares redeemed	(356,971)	(54,175)
Net increase (decrease) from capital share transactions	(200,055)	64,346
Class I
Shares sold	264,974	195,318
Reinvestment of distributions	14,678	1,786
Shares redeemed	(32,910)	(16,409)
Net increase (decrease) from capital share transactions	246,742	180,695
Class K
Shares sold	699,588	384,703
Reinvestment of distributions	396,116	263,032
Shares redeemed	(1,692,438)	(1,306,440)
Net increase (decrease) from capital share transactions	(596,734)	(658,705)
Class N
Shares sold	734,901	1,179,118
Reinvestment of distributions	932,154	648,842
Shares redeemed	(4,451,467)	(3,579,123)
Net increase (decrease) from capital share transactions	(2,784,412)	(1,751,163)
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights
Selected data for a share outstanding throughout each period

	State Street Dynamic Small Cap Fund Class A
	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15
Net asset value, beginning of period	$ 54.62	$45.02	$40.42	$37.21	$37.32
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.45	0.44	0.18	0.17	0.19
Net realized and unrealized gain (loss)	(8.58)	9.40	4.50	3.33	(0.13)
Total from investment operations	(8.13)	9.84	4.68	3.50	0.06
Contribution from Adviser (Note 4)	—	0.01	—	—	—
Distributions to shareholders from:
Net investment income	(0.49)	(0.25)	(0.08)	(0.29)	(0.17)
Net asset value, end of period	$ 46.00	$54.62	$45.02	$40.42	$37.21
Total return (c)	(14.77)%	21.94%(d)	11.58%	9.48%	0.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 203	$ 270	$ 354	$ 170	$ 10
Ratios to Average Net Assets:
Total expenses (b)	1.95%	2.09%	2.09%	2.39%	2.28%
Net expenses (b)	1.19%	1.15%	1.20%	1.22%	1.30%
Net investment income (loss) (b)	0.95%	0.88%	0.40%	0.46%	0.49%
Portfolio turnover rate	102%	110%	94%	115%	73%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the year ended August 31, 2018, the total return would have been 21.92%.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Dynamic Small Cap Fund Class I
	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15
Net asset value, beginning of period	$ 55.01	$45.25	$40.54	$37.25	$37.33
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.62	0.55	0.27	0.24	0.25
Net realized and unrealized gain (loss)	(8.67)	9.49	4.54	3.36	(0.10)
Total from investment operations	(8.05)	10.04	4.81	3.60	0.15
Contribution from Adviser (Note 4)	—	0.01	—	—	—
Distributions to shareholders from:
Net investment income	(0.65)	(0.29)	(0.10)	(0.31)	(0.23)
Net asset value, end of period	$ 46.31	$55.01	$45.25	$40.54	$37.25
Total return (c)	(14.49)%	22.29%(d)	11.88%	9.75%	0.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 1,293	$1,645	$1,312	$1,703	$1,282
Ratios to Average Net Assets:
Total expenses (b)	1.62%	1.79%	1.85%	2.14%	2.03%
Net expenses (b)	0.85%	0.85%	0.97%	0.98%	1.05%
Net investment income (loss) (b)	1.29%	1.10%	0.61%	0.65%	0.65%
Portfolio turnover rate	102%	110%	94%	115%	73%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the year ended August 31, 2018, the total return would have been 22.27%.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Dynamic Small Cap Fund Class K
	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15
Net asset value, beginning of period	$ 55.11	$45.36	$40.67	$37.33	$37.34
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.68	0.56	0.34	0.32	0.36
Net realized and unrealized gain (loss)	(8.74)	9.50	4.53	3.37	(0.13)
Total from investment operations	(8.06)	10.06	4.87	3.69	0.23
Contribution from Adviser (Note 4)	—	0.01	—	—	—
Distributions to shareholders from:
Net investment income	(0.65)	(0.32)	(0.18)	(0.35)	(0.24)
Net asset value, end of period	$ 46.40	$55.11	$45.36	$40.67	$37.33
Total return (c)	(14.48)%	22.30%(d)	11.98%	9.97%	0.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 24	$ 15	$ 12	$ 11	$ 10
Ratios to Average Net Assets:
Total expenses (b)	1.61%	1.79%	1.73%	1.94%	1.83%
Net expenses (b)	0.84%	0.86%	0.85%	0.78%	0.85%
Net investment income (loss) (b)	1.42%	1.12%	0.77%	0.85%	0.94%
Portfolio turnover rate	102%	110%	94%	115%	73%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the year ended August 31, 2018, the total return would have been 22.28%.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Dynamic Small Cap Fund Class N
	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15
Net asset value, beginning of period	$ 54.95	$ 45.27	$ 40.60	$ 37.26	$ 37.33
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.49	0.44	0.22	0.22	0.27
Net realized and unrealized gain (loss)	(8.63)	9.48	4.54	3.38	(0.14)
Total from investment operations	(8.14)	9.92	4.76	3.60	0.13
Contribution from Adviser (Note 4)	—	0.01	—	—	—
Distributions to shareholders from:
Net investment income	(0.50)	(0.25)	(0.09)	(0.26)	(0.20)
Net asset value, end of period	$ 46.31	$ 54.95	$ 45.27	$ 40.60	$ 37.26
Total return (c)	(14.70)%	21.99%(d)	11.74%	9.72%	0.33%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$17,764	$24,855	$25,482	$29,353	$22,508
Ratios to Average Net Assets:
Total expenses (b)	1.87%	2.04%	1.98%	2.18%	2.08%
Net expenses (b)	1.10%	1.10%	1.10%	1.02%	1.10%
Net investment income (loss) (b)	1.03%	0.88%	0.50%	0.58%	0.72%
Portfolio turnover rate	102%	110%	94%	115%	73%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the year ended August 31, 2018, the total return would have been 21.97%.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Defensive Emerging Markets Equity Fund Class A
	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15
Net asset value, beginning of period	$ 7.96	$ 8.50	$ 7.48	$ 9.29	$ 19.22
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.24	0.22	0.11	0.14	0.26
Net realized and unrealized gain (loss) (c)	(0.66)	(0.33)	1.03	0.04	(3.97)
Total from investment operations	(0.42)	(0.11)	1.14	0.18	(3.71)
Contribution from Adviser (Note 4)	—	0.01	—	—	—
Distributions to shareholders from:
Net investment income	(0.33)	(0.13)	(0.12)	—	(0.38)
Net realized gains	(1.31)	(0.31)	—	(1.99)	(5.84)
Total distributions	(1.64)	(0.44)	(0.12)	(1.99)	(6.22)
Net asset value, end of period	$ 5.90	$ 7.96	$ 8.50	$ 7.48	$ 9.29
Total return (d)	(5.00)%	(1.31)%(e)	15.57%	3.35%	(22.73)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 52	$ 52	$ 53	$ 46	$ 19
Ratios to Average Net Assets:
Total expenses (b)	1.76%	1.62%	1.77%	1.69%	1.59%
Net expenses (b)	1.25%	1.25%	1.37%	1.41%	1.45%
Net investment income (loss) (b)	3.63%	2.70%	1.42%	1.88%	2.19%
Portfolio turnover rate	39%	51%	38%	101%	78%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during theyear ended August 31, 2018, the total return would have been (1.44)%.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Defensive Emerging Markets Equity Fund Class I
	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15
Net asset value, beginning of period	$ 8.03	$ 8.57	$ 7.52	$ 9.30	$ 19.23
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.21	0.26	0.14	0.14	0.20
Net realized and unrealized gain (loss) (c)	(0.64)	(0.35)	1.02	0.07	(3.88)
Total from investment operations	(0.43)	(0.09)	1.16	0.21	(3.68)
Contribution from Adviser (Note 4)	—	0.01	—	—	—
Distributions to shareholders from:
Net investment income	(0.35)	(0.15)	(0.11)	—	(0.41)
Net realized gains	(1.31)	(0.31)	—	(1.99)	(5.84)
Total distributions	(1.66)	(0.46)	(0.11)	(1.99)	(6.25)
Net asset value, end of period	$ 5.94	$ 8.03	$ 8.57	$ 7.52	$ 9.30
Total return (d)	(5.13)%	(1.15)%(e)	15.96%	3.70%	(22.56)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,418	$1,568	$1,496	$1,523	$ 1,447
Ratios to Average Net Assets:
Total expenses (b)	1.57%	1.37%	1.51%	1.46%	1.34%
Net expenses (b)	1.06%	1.00%	1.11%	1.18%	1.20%
Net investment income (loss) (b)	3.20%	3.15%	1.81%	1.80%	1.83%
Portfolio turnover rate	39%	51%	38%	101%	78%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during theyear ended August 31, 2018, the total return would have been (1.27)%.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Defensive Emerging Markets Equity Fund Class K
	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15
Net asset value, beginning of period	$ 8.05	$ 8.60	$ 7.55	$ 9.31	$ 19.23
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.25	0.20	0.15	0.20	0.23
Net realized and unrealized gain (loss) (c)	(0.66)	(0.30)	1.03	0.03	(3.89)
Total from investment operations	(0.41)	(0.10)	1.18	0.23	(3.66)
Contribution from Adviser (Note 4)	—	0.01	—	—	—
Distributions to shareholders from:
Net investment income	(0.35)	(0.15)	(0.13)	—	(0.42)
Net realized gains	(1.31)	(0.31)	—	(1.99)	(5.84)
Total distributions	(1.66)	(0.46)	(0.13)	(1.99)	(6.26)
Net asset value, end of period	$ 5.98	$ 8.05	$ 8.60	$ 7.55	$ 9.31
Total return (d)	(4.82)%	(1.22)%(e)	16.02%	4.07%	(22.49)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 826	$ 952	$2,243	$2,701	$ 5
Ratios to Average Net Assets:
Total expenses (b)	1.51%	1.37%	1.40%	1.20%	1.15%
Net expenses (b)	1.00%	1.00%	1.00%	0.92%	1.01%
Net investment income (loss) (b)	3.80%	2.29%	1.93%	2.86%	1.78%
Portfolio turnover rate	39%	51%	38%	101%	78%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during theyear ended August 31, 2018, the total return would have been (1.35)%.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Defensive Emerging Markets Equity Fund Class N
	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15
Net asset value, beginning of period	$ 8.02	$ 8.56	$ 7.52	$ 9.30	$ 19.22
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.23	0.21	0.12	0.13	0.20
Net realized and unrealized gain (loss) (c)	(0.66)	(0.32)	1.03	0.08	(3.89)
Total from investment operations	(0.43)	(0.11)	1.15	0.21	(3.69)
Contribution from Adviser (Note 4)	—	0.01	—	—	—
Distributions to shareholders from:
Net investment income	(0.33)	(0.13)	(0.11)	—	(0.39)
Net realized gains	(1.31)	(0.31)	—	(1.99)	(5.84)
Total distributions	(1.64)	(0.44)	(0.11)	(1.99)	(6.23)
Net asset value, end of period	$ 5.95	$ 8.02	$ 8.56	$ 7.52	$ 9.30
Total return (d)	(5.16)%	(1.29)%(e)	15.58%	3.83%	(22.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$49,777	$66,373	$86,670	$107,308	$171,885
Ratios to Average Net Assets:
Total expenses (b)	1.76%	1.62%	1.65%	1.48%	1.40%
Net expenses (b)	1.25%	1.25%	1.25%	1.21%	1.25%
Net investment income (loss) (b)	3.47%	2.56%	1.60%	1.71%	1.54%
Portfolio turnover rate	39%	51%	38%	101%	78%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during theyear ended August 31, 2018, the total return would have been (1.41)%.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street International Stock Selection Fund Class A
	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15
Net asset value, beginning of period	$10.96	$11.76	$10.05	$10.64	$11.23
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.22	0.26	0.27	0.27	0.24
Net realized and unrealized gain (loss)	(1.07)	(0.63)	1.69	(0.58)	(0.73)
Total from investment operations	(0.85)	(0.37)	1.96	(0.31)	(0.49)
Distributions to shareholders from:
Net investment income	(0.52)	(0.43)	(0.25)	(0.28)	(0.10)
Net asset value, end of period	$ 9.59	$10.96	$11.76	$10.05	$10.64
Total return (c)	(7.46)%	(3.35)%	19.95%	(2.89)%	(4.39)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,148	$6,933	$6,679	$ 284	$ 16
Ratios to Average Net Assets:
Total expenses (b)	1.49%	1.49%	1.31%	1.46%	1.40%
Net expenses (b)	1.22%	1.25%	1.07%	1.19%	1.20%
Net investment income (loss) (b)	2.19%	2.28%	2.51%	2.73%	2.16%
Portfolio turnover rate	125%	72%	94%	105%	60%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street International Stock Selection Fund Class I
	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15
Net asset value, beginning of period	$11.05	$11.81	$10.10	$10.65	$11.24
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.34	0.44	0.25	0.25	0.29
Net realized and unrealized gain (loss)	(1.17)	(0.74)	1.74	(0.53)	(0.76)
Total from investment operations	(0.83)	(0.30)	1.99	(0.28)	(0.47)
Distributions to shareholders from:
Net investment income	(0.57)	(0.46)	(0.28)	(0.27)	(0.12)
Net asset value, end of period	$ 9.65	$11.05	$11.81	$10.10	$10.65
Total return (c)	(7.03)%	(2.84)%	20.23%	(2.60)%	(4.21)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,610	$2,551	$ 594	$ 432	$ 499
Ratios to Average Net Assets:
Total expenses (b)	1.12%	1.00%	1.09%	1.21%	1.16%
Net expenses (b)	0.84%	0.76%	0.85%	0.94%	0.95%
Net investment income (loss) (b)	3.38%	3.84%	2.33%	2.45%	2.61%
Portfolio turnover rate	125%	72%	94%	105%	60%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street International Stock Selection Fund Class K
	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15
Net asset value, beginning of period	$ 11.04	$ 11.82	$ 10.12	$ 10.67	$11.24
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.31	0.32	0.25	0.28	0.28
Net realized and unrealized gain (loss)	(1.12)	(0.64)	1.75	(0.54)	(0.73)
Total from investment operations	(0.81)	(0.32)	2.00	(0.26)	(0.45)
Distributions to shareholders from:
Net investment income	(0.58)	(0.46)	(0.30)	(0.29)	(0.12)
Net asset value, end of period	$ 9.65	$ 11.04	$ 11.82	$ 10.12	$10.67
Total return (c)	(6.98)%	(2.80)%	20.25%	(2.44)%	(4.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$53,350	$67,632	$80,137	$75,816	$ 9
Ratios to Average Net Assets:
Total expenses (b)	1.03%	0.99%	0.99%	0.99%	0.96%
Net expenses (b)	0.75%	0.75%	0.75%	0.73%	0.75%
Net investment income (loss) (b)	3.07%	2.72%	2.37%	2.79%	2.54%
Portfolio turnover rate	125%	72%	94%	105%	60%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street International Stock Selection Fund Class N
	Year Ended 8/31/19	Year Ended 8/31/18	Year Ended 8/31/17	Year Ended 8/31/16	Year Ended 8/31/15
Net asset value, beginning of period	$ 11.04	$ 11.81	$ 10.11	$ 10.65	$ 11.24
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.29	0.29	0.21	0.24	0.25
Net realized and unrealized gain (loss)	(1.12)	(0.63)	1.76	(0.52)	(0.74)
Total from investment operations	(0.83)	(0.34)	1.97	(0.28)	(0.49)
Distributions to shareholders from:
Net investment income	(0.55)	(0.43)	(0.27)	(0.26)	(0.10)
Net asset value, end of period	$ 9.66	$ 11.04	$ 11.81	$ 10.11	$ 10.65
Total return (c)	(7.19)%	(3.06)%	20.04%	(2.61)%	(4.31)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$130,895	$180,398	$213,660	$228,594	$325,556
Ratios to Average Net Assets:
Total expenses (b)	1.28%	1.23%	1.24%	1.26%	1.20%
Net expenses (b)	1.00%	1.00%	1.00%	0.99%	1.00%
Net investment income (loss) (b)	2.85%	2.49%	1.98%	2.41%	2.26%
Portfolio turnover rate	125%	72%	94%	105%	60%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2019

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of August 31, 2019, the Trust consists of four (4) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Dynamic Small Cap Fund	Class A Class I Class K Class N	July 7, 2014 July 7, 2014 July 7, 2014 July 1, 1992	Diversified
State Street Defensive Emerging Markets Equity Fund (formerly, State Street Disciplined Emerging Markets Equity Fund)	Class A Class I Class K Class N	July 7, 2014 July 7, 2014 July 7, 2014 March 1, 1994	Diversified
State Street International Stock Selection Fund	Class A Class I Class K Class N	July 7, 2014 July 7, 2014 July 7, 2014 March 7, 1995	Diversified
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I, Class K and Class N shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2019

Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published NAV per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At August 31, 2019, the independent fair value service was used for certain foreign securities in the State Street Defensive Emerging Markets Equity Fund and State Street International Stock Selection Fund. These securities were classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of August 31, 2019, is disclosed in each Fund’s respective Schedule of Investments.

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2019

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of August 31, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
As of August 26, 2019, State Street Defensive Emerging Markets Equity Fund’s NAV was impacted by an adjustment to certain foreign tax accruals. The per share impact was $0.02 on August 26, 2019.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2019

3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended August 31, 2019, the following Funds entered into futures contracts for the strategies listed below:
Funds	Strategies
State Street Dynamic Small Cap Fund	Exposing cash reserves to markets
State Street Defensive Emerging Markets Equity Fund	Exposing cash reserves to markets
State Street International Stock Selection Fund	Exposing cash reserves to markets
The following tables summarize the value of the Funds' derivative instruments as of August 31, 2019, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$7,390	$—	$7,390
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Dynamic Small Cap Fund
Futures Contracts	$—	$—	$—	$ (5,980)	$—	$ (5,980)
State Street Defensive Emerging Markets Equity Fund
Futures Contracts	—	—	—	(39,960)	—	(39,960)

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2019

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Dynamic Small Cap Fund
Futures Contracts	$—	$—	$—	$ 18,802	$—	$ 18,802
State Street Defensive Emerging Markets Equity Fund
Futures Contracts	—	—	—	(125,772)	—	(125,772)
State Street International Stock Selection Fund
Futures Contracts	—	—	—	(72,954)	—	(72,954)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Dynamic Small Cap Fund
Futures Contracts	$—	$—	$—	$(17,498)	$—	$(17,498)
State Street Defensive Emerging Markets Equity Fund
Futures Contracts	—	—	—	(5,034)	—	(5,034)
State Street International Stock Selection Fund
Futures Contracts	—	—	—	31,093	—	31,093
4.    Fees and Transactions with Affiliates
Advisory Fees
SSGA FM manages the Funds pursuant to an Investment Advisory Agreement between the Trust and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly owned subsidiary of State Street Corporation. The Adviser and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Adviser directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For its services, each Fund pays the Adviser an annual management fee, calculated daily and paid monthly, at the following annual rates of their average daily net assets:
Annual Rate
State Street Dynamic Small Cap Fund	0.75%
State Street Defensive Emerging Markets Equity Fund	0.75
State Street International Stock Selection Fund	0.75
The Adviser is contractually obligated until December 31, 2019, to waive its management fee and/or to reimburse each Fund for expenses to the extent that total annual Fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed the following percent of average daily net assets on an annual basis as follows:
Expense Limitations
State Street Dynamic Small Cap Fund	0.85%
State Street Defensive Emerging Markets Equity Fund	1.00
State Street International Stock Selection Fund	0.75

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2019

This waiver and/or reimbursement may not be terminated with respect to a Fund prior to December 31, 2019 except with the approval of the Board. This waiver and/or reimbursement supersedes any prior voluntary waiver or reimbursement arrangements for the Funds specifically named above and may, at the Adviser’s option, continue after the dates designated above.
The total amounts of waivers for the period ended August 31, 2019 are detailed in the following table.
Funds	Amount Waived or Reimbursed
State Street Dynamic Small Cap Fund	$169,618
State Street Defensive Emerging Markets Equity Fund	301,131
State Street International Stock Selection Fund	612,538
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board. For the period ended August 31, 2019, the total administration fees waived pursuant to the waiver agreement were as follows:
Amount Waived
State Street Dynamic Small Cap Fund	$ 2,240
State Street Defensive Emerging Markets Equity Fund	5,979
State Street International Stock Selection Fund	22,766
For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”) an affiliate of the Adviser, serves as the distributor of the Trust.
The Funds, with the exception of the State Street Defensive Emerging Markets Equity Fund Class N shares, adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which a Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A and Class N shares and for services provided to shareholders in those classes (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of a Fund’s net assets attributable to its Class A shares and 0.25% of a Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Funds may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
With respect to the Class N shares of the State Street Defensive Emerging Markets Equity Fund, the Trust has adopted a distribution plan pursuant to Rule 12b-1 (the “Historical Class N Plan”) under the 1940 Act. Under the Historical Class N Plan, the Trust is authorized to make payments to the Distributor, or any shareholder servicing agent, for services in connection with the distribution of Class N shares of the State Street Defensive Emerging Markets Equity Fund and the servicing of investor accounts. Payments to the Distributor for the sale and distribution of these Class N shares are not permitted to exceed 0.25% of the State Street Defensive Emerging Markets Equity Fund’s average annual net assets.

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2019

Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended August 31, 2019 are disclosed in the Funds' respective Schedules of Investments.
On February 26, 2018, the Adviser agreed to make a contribution of $126,543 to the State Street Defensive Emerging Markets Equity Fund in connection with a portfolio matter. On March 21, 2018, the Adviser agreed to make a contribution of $6,362 to the State Street Dynamic Small Cap Fund in connection with a portfolio matter.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended August 31, 2019, were as follows:
	Purchases	Sales
State Street Dynamic Small Cap Fund	$ 22,852,003	$ 26,037,822
State Street Defensive Emerging Markets Equity Fund	22,499,967	34,123,844
State Street International Stock Selection Fund	279,783,020	320,536,383
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2019

Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to nontaxable dividend adjustments to income, foreign currencies, passive foreign investment companies, wash sale loss deferrals, and futures contracts. In addition, certain funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the year ended August 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Dynamic Small Cap Fund	$ 240,095	$ —	$ 240,095
State Street Defensive Emerging Markets Equity Fund	2,724,381	10,734,713	13,459,094
State Street International Stock Selection Fund	12,609,866	—	12,609,866
The tax character of distributions paid during the year ended August 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Dynamic Small Cap Fund	$ 155,183	$ —	$ 155,183
State Street Defensive Emerging Markets Equity Fund	1,331,925	3,056,297	4,388,222
State Street International Stock Selection Fund	10,863,023	—	10,863,023
At August 31, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Dynamic Small Cap Fund	$ 224,748	$ (494,190)	$ —	$ (353,378)	$—	$ (622,820)
State Street Defensive Emerging Markets Equity Fund	1,291,775	—	2,038,919	3,105,968	—	6,436,662
State Street International Stock Selection Fund	5,924,073	(18,496,450)	—	(7,324,153)	—	(19,896,530)
As of August 31, 2019, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Dynamic Small Cap Fund	$ 494,190	$ —
State Street International Stock Selection Fund	16,777,734	1,718,716
As of August 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Dynamic Small Cap Fund	$ 20,566,973	$1,480,665	$ 1,834,043	$ (353,378)
State Street Defensive Emerging Markets Equity Fund	48,137,922	8,297,847	5,096,695	3,201,152
State Street International Stock Selection Fund	200,334,863	6,641,218	13,953,557	(7,312,339)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2019

collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of August 31, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of August 31, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Dynamic Small Cap Fund	$ 1,750,908	$ 916,196	$ 888,262	$ 1,804,458
State Street International Stock Selection Fund	4,119,950	1,567,995	2,724,129	4,292,124
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements As of August 31, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Dynamic Small Cap Fund	Common Stocks	$ 916,196	$—	$—	$—	$ 916,196	$ 916,196

State Street International Stock Selection Fund	Common Stocks	1,567,995	—	—	—	1,567,995	1,567,995
9.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of August 31, 2019.

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2019

10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended August 31, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Gains	Total Distributions
State Street Dynamic Small Cap Fund
Class A	$ 1,237	$ —	$ 1,237
Class I	6,910	—	6,910
Class K	87	—	87
Class N	146,949	—	146,949
State Street Defensive Emerging Markets Equity Fund
Class A	831	1,932	2,763
Class I	22,991	48,784	71,775
Class K	37,749	78,161	115,910
Class N	1,270,354	2,927,420	4,197,774
State Street International Stock Selection Fund
Class A	244,468	—	244,468
Class I	22,848	—	22,848
Class K	3,038,416	—	3,038,416

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2019

	Net Investment Income	Net Realized Gains	Total Distributions
Class N	7,557,291	$ —	$7,557,291
Undistributed (distribution in excess of) net investment income (loss)
State Street Dynamic Small Cap Fund			240,080
State Street Defensive Emerging Markets Equity Fund			1,935,243
State Street International Stock Selection Fund			5,228,888
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of State Street Dynamic Small Cap Fund, State Street International Stock Selection Fund and State Street Defensive Emerging Markets Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Dynamic Small Cap Fund, State Street International Stock Selection Fund and State Street Defensive Emerging Markets Equity Fund (formerly State Street Disciplined Emerging Markets Equity Fund) (collectively referred to as the “Funds”) (three of the funds constituting SSGA Funds (the “Trust”)), including the schedules of investments, as of August 31, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the funds constituting SSGA Funds) at August 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
October 24, 2019

SSGA FUNDS
OTHER INFORMATION
August 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from March 1, 2019 to August 31, 2019.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Dynamic Small Cap Fund
Class A	1.18%	$935.10	$5.76	$1,019.30	$6.01
Class I	0.85	936.50	4.15	1,020.90	4.33
Class K	0.83	936.60	4.05	1,021.00	4.23
Class N	1.10	935.40	5.37	1,019.70	5.60
State Street Defensive Emerging Markets Equity Fund
Class A	1.24	950.10	6.09	1,019.00	6.31
Class I	1.04	950.40	5.11	1,020.00	5.30
Class K	1.00	949.20	4.91	1,020.20	5.09
Class N	1.25	947.50	6.14	1,018.90	6.36
State Street International Stock Selection Fund
Class A	1.23	959.00	6.07	1,019.00	6.26
Class I	0.85	961.20	4.20	1,020.90	4.33
Class K	0.76	961.20	3.76	1,021.40	3.87
Class N	1.00	960.20	4.94	1,020.20	5.09
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

SSGA FUNDS
OTHER INFORMATION  (continued)
August 31, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended August 31, 2019.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended August 31, 2019 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Capital Gain Dividend
Long term capital gains dividends were paid from the Fund during the year ended August 31, 2019:
Amount
State Street Defensive Emerging Markets Equity Fund	$11,288,829
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended August 31, 2019, the total amount of foreign taxes that will be passed through are:
Amount
State Street Defensive Emerging Markets Equity Fund	$226,933
State Street International Stock Selection Fund	616,044
The amount of foreign source income earned on the following Funds during the year ended August 31, 2019 was as follows:
Amount
State Street Defensive Emerging Markets Equity Fund	$2,626,381
State Street International Stock Selection Fund	9,433,794
Proxy Voting Policies and Procedures and Record
A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are available (i) without charge, upon request, by calling 1-800-997-7327, (ii) on the Funds’ website at www.ssgafunds.com, and (iii) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies, if any,

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during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Funds' schedules of investments are available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Funds’ website at www.ssgafunds.com.

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TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the SSGA Funds (the “Trust”), met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Dynamic Small Cap Fund, the State Street International Stock Selection Fund, and the State Street Defensive Emerging Markets Equity Fund (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
1Over the course of many years overseeing the Funds and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

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•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and
•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds, as applicable, and the role of the Adviser in managing the Funds’ relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Funds;
•	Draft responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;

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o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and securities lending agent for the Funds, with respect to its operations relating to the Funds; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2019, for an additional year with respect to all Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing each Fund’s securities lending activities.

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On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.
Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2018. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of each Fund:
State Street Dynamic Small Cap Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 5- and 10-year periods and below the median of its Performance Universe for the 3-year period. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-year period and below its Lipper Index for the 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.
State Street International Stock Selection Fund. The Board considered that the Fund’s performance was below the median of its Performance Universe and below its Lipper Index for the 1-, 3- and 10-year periods and above the median of its Performance Universe and above its Lipper Index for the 5-year period. The Board took into account management’s discussion of the Fund’s performance.
State Street Defensive Emerging Markets Equity Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe and above its Lipper Index for the 1-year period and below the medians of its Performance Group and Performance Universe and below its Lipper Index for the 3-, 5- and 10- year periods. The Board took into account management’s discussion of the Fund’s performance, including the fact that the Board approved certain changes to the Fund’s principal investment strategies, which took effect in December 2015.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of each Fund:
State Street Dynamic Small Cap Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street International Stock Selection Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Defensive Emerging Markets Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe.

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On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Funds, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ investments.
The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the fund complex.
The Board concluded that, in light of the current size of each Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

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TRUSTEES AND OFFICERS
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	68	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1988	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009-2019, Independent Director, SSGA Qualified Funds PLC.	68	Board Director and Chairman, SPDR Europe 1PLC Board (2011-present); Board Director and Chairman, SPDR Europe II, PLC (2013-present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Managing General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	68	Director of Kleinfeld Bridal Corp. (March 2016 – present); Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present);Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	68	Trustee of Emmanuel College (2010 – present); Director- Graduate Management Admissions Council (2015 – present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1988	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	60	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

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Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co-Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	68	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee, and Co-Chairperson of the Governance Committee	Term: Indefinite Elected: 1991	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	50	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	68	None.
Interested Trustees(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and President	Term: Indefinite Elected: 12/18	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	68	None
James E. Ross (3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Elected: 1/14	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	188	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
(3) Mr. Ross is an Interested Trustee because of his employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

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The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present) *; Managing Director, State Street Global Advisors (April 2005 –present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

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Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (January 2016 -April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 - January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 - June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's directors and is available, without charge, upon request and by calling 1-800-997-7327.

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SSGA Funds
One Iron Street
Boston, Massachusetts 02210
(800) 997-7327
Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Office of Shareholder Inquiries
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Transfer and Dividend Paying Agent
DST Asset Manager Solutions Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.
SSGACOMBFDAR

Item 2. Code of Ethics.

As of the end of the period covered by this report, SSGA Funds (the “Trust,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Michael F. Holland, Richard D. Shirk and John R. Costantino and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended August 31, 2019 and August 31, 2018, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $112,180 and $104,020, respectively.

(b)	Audit-Related Fees

For the fiscal years ended August 31, 2019 and August 31, 2018, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended August 31, 2019 and August 31, 2018, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $37,080 and $50,058, respectively.

(d)	All Other Fees

For the fiscal years ended August 31, 2019 and August 31, 2018, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended August 31, 2019 and August 31, 2018, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $6,939,666 and $6,581,832, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended August 31, 2019 and August 31, 2018, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $35,545,000 and $36,297,000, respectively.

(h)

E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	SSGA FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	October 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	October 31, 2019

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	October 31, 2019